                          VIP Aggressive Growth Fund

                          VIP Strategic Growth Fund

                          VIP Global Opportunities Fund

                          VIP Capital Growth Fund

                          VIP Growth Fund

                          VIP American Growth Fund

                          VIP Comstock Fund

                          VIP Growth and Income Fund

                          VIP Diversified Assets Fund

                          VIP Fixed Income Fund

                          VIP Money Market Fund

[GRAPHIC]

                          USAllianz VIP Funds

                          Semi-Annual Report



                          June 30, 2001

                                                       [LOGO OF USALLIANZ FUNDS]

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

                               Table of Contents

                       Schedules of Portfolio Investments
                                     Page 1

                      Statements of Assets and Liabilities
                                    Page 26

                            Statements of Operations
                                    Page 28

                      Statements of Changes in Net Assets
                                    Page 30

                       Notes to the Financial Statements
                                    Page 33

                              Financial Highlights

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Aggressive Growth Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------
 Common Stocks (91.5%):
 Aerospace/Defense (0.4%):
      60 L-3 Communications Holdings, Inc.*........................   $    4,578
                                                                      ----------
 Automobiles (0.3%):
     120 Copart, Inc.*.............................................        3,510
                                                                      ----------
 Banking/Financial Services (11.4%):
     310 AmeriCredit Corp.*........................................       16,105
     130 Countrywide Credit Industries, Inc. ......................        5,964
     170 Dime Bancorp, Inc. .......................................        6,333
     110 Doral Financial Corp. ....................................        3,773
     110 Federated Investors, Inc., Class B........................        3,542
     440 Golden West Financial Corp. ..............................       28,265
      60 GreenPoint Financial Corp. ...............................        2,304
     120 H&R Block, Inc. ..........................................        7,746
      60 M&T Bank Corp. ...........................................        4,530
     110 New York Community Bancorp, Inc. .........................        4,142
     120 North Fork Bancorporation, Inc. ..........................        3,720
      60 SEI Investments Co. ......................................        2,844
     190 SouthTrust Corp. .........................................        4,940
     110 TCF Financial Corp. ......................................        5,094
     350 USA Education, Inc. ......................................       25,550
                                                                      ----------
                                                                         124,852
                                                                      ----------
 Beverages (0.8%):
     220 Constellation Brands, Inc., Class A*......................        9,020
                                                                      ----------
 Biotechnology (3.6%):
     220 Genzyme Corp.--General Division*..........................       13,421
     180 IDEC Pharmaceuticals Corp.*...............................       12,184
      60 Invitrogen Corp.*.........................................        3,338
     120 Protein Design Labs, Inc.*................................       10,411
                                                                      ----------
                                                                          39,354
                                                                      ----------
 Chemicals (0.6%):
     170 Sigma-Aldrich Corp. ......................................        6,565
                                                                      ----------
 Computers (12.5%):
      80 Advent Software, Inc.*....................................        5,080
     290 BEA Systems, Inc.*........................................        8,906
     320 Citrix Systems, Inc.*.....................................       11,168
     520 Compuware Corp.*..........................................        7,275
     220 Intuit, Inc.*.............................................        8,798
     130 Lexmark International, Inc.*..............................        8,743
     110 Mercury Interactive Corp.*................................        6,589
     180 NVIDIA Corp.*.............................................       16,694
     600 Oracle Corp.*.............................................       11,400
     330 Peregrine Systems, Inc.*..................................        9,570
     190 QLogic Corp.*.............................................       12,246
     190 Quest Software, Inc.*.....................................        7,173
      60 Renanissance Learning, Inc.*..............................        3,035
     110 Siebel Systems, Inc.*.....................................        5,159
     240 VERITAS Software Corp.*...................................       15,967
                                                                      ----------
                                                                         137,803
                                                                      ----------

                                                                       Market
 Shares                                                                 Value
 ------                                                              -----------
 Common Stocks, continued
 E-Commerce (4.2%):
     360 eBay, Inc.*...............................................  $    24,656
     120 Retek, Inc.*..............................................        5,753
     270 VeriSign, Inc.*...........................................       16,203
                                                                     -----------
                                                                          46,612
                                                                     -----------
 Education (0.3%):
      60 Career Education Corp.*...................................        3,594
                                                                     -----------
 Electric Utilities (1.2%):
      60 American Electric Power Company, Inc. ....................        2,770
      60 Exelon Corp. .............................................        3,847
     180 Mirant Corp.*.............................................        6,192
                                                                     -----------
                                                                          12,809
                                                                     -----------
 Electronics (3.1%):
     250 KLA-Tencor Corp.*.........................................       14,618
     340 Novellus Systems, Inc.*...................................       19,308
                                                                     -----------
                                                                          33,926
                                                                     -----------
 Health Care (13.1%):
     170 AdvancePCS*...............................................       10,889
     180 Biomet, Inc. .............................................        8,651
     250 Cytyc Corp.*..............................................        5,763
      70 Diagnostic Products Corp.  ...............................        2,324
     220 Express Scripts, Inc.*....................................       12,106
     240 First Health Group Corp.*.................................        5,789
     360 HEALTHSOUTH Corp.*........................................        5,749
     250 Laboratory Corporation of America Holdings*...............       19,224
     360 Lincare Holdings, Inc.*...................................       10,804
     130 Manor Care, Inc.*.........................................        4,128
     240 Quest Diagnostics, Inc.*..................................       17,963
     170 Stryker Corp. ............................................        9,325
     350 Tenet Healthcare Corp.*...................................       18,056
     190 UnitedHealth Group, Inc. .................................       11,733
                                                                     -----------
                                                                         142,504
                                                                     -----------
 Household (0.9%):
     191 Johnson & Johnson.........................................        9,530
                                                                     -----------
 Insurance (1.7%):
     180 Ambac Financial Group, Inc. ..............................       10,476
      60 MGIC Investment Corp. ....................................        4,358
      60 PMI Group, Inc. ..........................................        4,360
                                                                     -----------
                                                                          19,194
                                                                     -----------
 Manufacturing (0.4%):
     120 Shaw Group, Inc.*.........................................        4,812
                                                                     -----------
 Oil/Gas (7.6%):
     480 BJ Services Co.*..........................................       13,622
     170 Cooper Cameron Corp.*.....................................        9,486
     220 Diamond Offshore Drilling, Inc. ..........................        7,271

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Aggressive Growth Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------
 Common Stocks, continued
 Oil/Gas, continued
     280 Kinder Morgan, Inc. ......................................   $   14,070
     170 National-Oilwell, Inc.*...................................        4,556
     220 Smith International, Inc.*................................       13,178
     110 Veritas DGC, Inc.*........................................        3,053
     390 Weatherford International, Inc.*..........................       18,720
                                                                      ----------
                                                                          83,956
                                                                      ----------
 Pharmaceuticals (7.3%):
     120 Barr Laboratories, Inc.*..................................        8,449
     550 Caremark Rx, Inc.*........................................        9,048
      60 Elan Corp. plc, ADR*......................................        3,660
     220 Forest Laboratories, Inc.*................................       15,620
     180 Gilead Sciences, Inc.*....................................       10,474
     180 IVAX Corp.*...............................................        7,020
     390 King Pharmaceuticals, Inc.*...............................       20,962
      60 Taro Pharmaceutical Industries, Ltd.*.....................        5,254
                                                                      ----------
                                                                          80,487
                                                                      ----------
 Retail/Wholesale (10.3%):
     240 Abercrombie & Fitch Co., Class A*.........................       10,680
     300 American Eagle Outfitters, Inc.*..........................       10,572
     165 Applebee's International, Inc. ...........................        3,302
     420 Bed Bath & Beyond, Inc.*..................................       12,600
     300 Best Buy Company, Inc.*...................................       19,055
     280 BJ's Wholesale Club, Inc.*................................       14,912
     190 Borders Group, Inc.*......................................        4,256
     170 Brinker International, Inc.*..............................        4,395
      70 Christopher & Banks Corp.*................................        2,282
     220 Jones Apparel Group, Inc.*................................        9,504
     120 Skechers U.S.A., Inc., Class A*...........................        3,508
     190 TJX Companies, Inc. ......................................        6,055
     300 Venator Group, Inc.*......................................        4,590
     180 Williams-Sonoma, Inc.*....................................        6,988
                                                                      ----------
                                                                         112,699
                                                                      ----------
 Services (4.6%):
     120 Affiliated Computer Services, Inc. Class A*...............        8,629
     190 Allied Waste Industries, Inc.*............................        3,549

 Shares or
 Principal                                                             Market
  Amount                                                               Value
 ---------                                                           ----------
 Common Stocks, continued
 Services, continued
      110  Concord EFS, Inc.*.....................................   $    5,721
      110  CSG Systems International, Inc.*.......................        6,244
      110  eFunds Corp.*..........................................        2,046
      120  Equifax, Inc. .........................................        4,402
      280  PeopleSoft, Inc.*......................................       13,784
      220  SunGard Data Systems, Inc.*............................        6,602
                                                                     ----------
                                                                         50,977
                                                                     ----------
 Telecommunications (2.7%):
      390  Cabletron Systems, Inc.*...............................        8,911
      110  Comverse Technology, Inc.*.............................        6,281
      280  RF Micro Devices, Inc.*................................        7,552
      170  Scientific-Atlanta, Inc. ..............................        6,902
                                                                     ----------
                                                                         29,646
                                                                     ----------
 Tobacco (0.6%):
      120  R.J. Reynolds Tobacco Holdings, Inc....................        6,552
                                                                     ----------
 Travel/Entertainment (3.9%):
      110  Activision, Inc.*......................................        4,318
      120  Electronic Arts, Inc.*.................................        6,948
       60  GTECH Holdings Corp.*..................................        2,131
      190  Harley-Davidson, Inc. .................................        8,944
      120  Harrah's Entertainment, Inc.*..........................        4,236
      130  International Game Technology*.........................        8,158
      160  Sabre Holdings Corp.*..................................        8,000
                                                                     ----------
                                                                         42,735
                                                                     ----------
  Total Common Stocks                                                 1,005,715
                                                                     ----------
 U.S. Government Sponsored Enterprise (11.6%):
 Federal Home Loan Bank (11.6%):
 $127,000  zero coupon, 07/02/01..................................      127,000
                                                                     ----------
  Total U.S. Government Sponsored Enterprise                            127,000
                                                                     ----------
  Total Investments
   (Cost $1,123,678) (a)--103.1%                                      1,132,715
  Liabilities in excess of other assets--(3.1)%                         (33,596)
                                                                     ----------
  Total Net Assets--100.0%                                           $1,099,119
                                                                     ==========

--------
Percentages indicated are based on net assets of $1,099,119.
* Non-income producing security.
(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation........ $ 57,361
   Unrealized depreciation........  (48,324)
                                   --------
   Net unrealized appreciation.... $  9,037
                                   ========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Strategic Growth Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)



                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------
 Common Stocks (84.4%):
 Aerospace/Defense (3.8%):
     350 General Dynamics Corp. ...................................   $   27,234
     650 United Technologies Corp. ................................       47,619
                                                                      ----------
                                                                          74,853
                                                                      ----------
 Banking/Financial Services (9.1%):
     900 Citigroup, Inc. ..........................................       47,556
     800 Merrill Lynch & Company, Inc. ............................       47,400
     800 Morgan Stanley Dean Witter & Co. .........................       51,384
   1,050 Stilwell Financial, Inc. .................................       35,238
                                                                      ----------
                                                                         181,578
                                                                      ----------
 Biotechnology (3.9%):
     375 Amgen, Inc.*..............................................       22,755
     400 Enzon, Inc.*..............................................       25,000
     400 Genzyme Corp.--General Division*..........................       24,400
     200 Waters Corp.*.............................................        5,522
                                                                      ----------
                                                                          77,677
                                                                      ----------
 Computers (8.7%):
   1,750 Cisco Systems, Inc.*......................................       31,850
     900 EMC Corp.*................................................       26,145
     675 Intuit, Inc.*.............................................       26,993
     675 Microsoft Corp.*..........................................       49,275
   2,425 Sun Microsystems, Inc.*...................................       38,121
                                                                      ----------
                                                                         172,384
                                                                      ----------
 E-Commerce (0.8%):
     225 eBay, Inc.*...............................................       15,410
                                                                      ----------
 Electric Utilities (0.9%):
     450 Duke Energy Corp. ........................................       17,555
                                                                      ----------
 Health Care (4.3%):
     450 Express Scripts, Inc.*....................................       24,764
     500 Medtronic, Inc. ..........................................       23,005
     750 Tenet Healthcare Corp.*...................................       38,692
                                                                      ----------
                                                                          86,461
                                                                      ----------
 Insurance (3.5%):
     450 American International Group, Inc. .......................       38,700
     300 Marsh & McLennan Companies, Inc. .........................       30,300
                                                                      ----------
                                                                          69,000
                                                                      ----------
 Manufacturing (3.3%):
     600 General Electric Co. .....................................       29,250
     675 Tyco International, Ltd. .................................       36,788
                                                                      ----------
                                                                          66,038
                                                                      ----------

 Shares or
 Principal                                                              Market
  Amount                                                                Value
 ---------                                                            ----------
 Common Stocks, continued
 Media (2.5%):
      950  AOL Time Warner, Inc.*..................................   $   50,350
                                                                      ----------
 Oil/Gas (0.8%):
      400  Transocean Sedco Forex, Inc. ...........................       16,500
                                                                      ----------
 Pharmaceuticals (17.0%):
    1,050  Abbott Laboratories.....................................       50,411
      300  Allergan, Inc. .........................................       25,650
      450  American Home Products Corp. ...........................       26,298
      975  AmeriSource Health Corp., Class A*......................       53,917
      350  Cardinal Health, Inc. ..................................       24,150
      800  Eli Lilly & Co. ........................................       59,199
    1,000  King Pharmaceuticals, Inc.*.............................       53,750
      700  Teva Pharmaceutical Industries, Ltd. ADR................       43,610
                                                                      ----------
                                                                         336,985
                                                                      ----------
 Retail/Wholesale (15.6%):
    1,600  Brinker International, Inc.*............................       41,360
    1,550  Gap, Inc. ..............................................       44,950
    1,400  Home Depot, Inc. .......................................       65,170
      550  Safeway, Inc.*..........................................       26,400
    1,475  Target Corp. ...........................................       51,035
    1,000  Toys "R" Us, Inc.*......................................       24,750
    1,175  Wal-Mart Stores, Inc. ..................................       57,340
                                                                      ----------
                                                                         311,005
                                                                      ----------
 Services (2.3%):
      300  First Data Corp. .......................................       19,275
      300  Omnicom Group, Inc. ....................................       25,800
                                                                      ----------
                                                                          45,075
                                                                      ----------
 Telecommunications (5.9%):
      625  Amdocs, Ltd.*...........................................       33,656
    2,600  Nokia Corp., ADR........................................       57,304
      775  Openwave Systems, Inc.*.................................       26,893
                                                                      ----------
                                                                         117,853
                                                                      ----------
 Tobacco (2.0%):
      800  Philip Morris Companies, Inc. ..........................       40,600
                                                                      ----------
  Total Common Stocks                                                  1,679,324
                                                                      ----------
 U.S. Government Sponsored Enterprise (9.5%):
 Federal Home Loan Bank (9.5%):
 $190,000  zero coupon, 07/13/01...................................      189,783
                                                                      ----------
  Total U.S. Government Sponsored Enterprise                             189,783
                                                                      ----------

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Strategic Growth Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)

 Principal                                                              Market
  Amount                                                                Value
 ---------                                                            ----------
 U.S. Treasury Obligations (6.4%):
 U.S. Treasury Bills (6.4%):
 $ 20,000  3.33%, 07/12/01.........................................   $   19,980
  110,000  3.40%, 12/13/01.........................................      108,231
                                                                      ----------
  Total U.S. Treasury Obligations                                        128,211
                                                                      ----------
  Total Investments
   (Cost $2,049,126) (a)--100.3%                                       1,997,318
  Liabilities in excess of other assets--(0.3)%                          (6,298)
                                                                      ----------
  Total Net Assets--100.0%                                            $1,991,020
                                                                      ==========

--------
Percentages indicated are based on net assets of $1,991,020.
*   Non-income producing security.
ADR--American Depositary Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation....... $  58,033
   Unrealized depreciation.......  (109,841)
                                  ---------
   Net unrealized depreciation... $ (51,808)
                                  =========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Global Opportunities Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks (90.7%):
 Canada (0.2%):
 Telecommunications (0.2%):
   1,320 Nortel Networks Corp......................................   $   12,177
                                                                      ----------
 Finland (1.3%):
 Telecommunications (1.3%):
   4,180 Nokia Oyj.................................................       94,730
                                                                      ----------
 France (6.9%):
 Automobile (0.6%):
     935 Renault SA*...............................................       42,189
                                                                      ----------
 Banking/Financial Services (0.5%):
     440 Banque Nationale de Paris.................................       38,292
                                                                      ----------
 Electronics (0.5%):
   1,720 Alcatel Optronics, ADR....................................       19,780
     440 STMicroelectronics NV.....................................       15,272
                                                                      ----------
                                                                          35,052
                                                                      ----------
 Food (1.1%):
   2,860 Groupe Danone, ADR........................................       78,221
                                                                      ----------
 Insurance (1.6%):
   4,400 Axa.......................................................      125,343
                                                                      ----------
 Media (0.4%):
     500 Vivendi Universal SA*.....................................       29,143
                                                                      ----------
 Oil/Gas (0.3%):
     165 TotalFinaElf SA...........................................       23,104
                                                                      ----------
 Pharmaceuticals (1.0%):
     880 Aventis SA, ADR...........................................       70,303
                                                                      ----------
 Retail/Wholesale (0.5%):
     275 Pinault-Printemps-Redoute SA..............................       39,810
                                                                      ----------
 Water Utility (0.4%):
     660 Vivendi Environnement.....................................       27,775
                                                                      ----------
                                                                         509,232
                                                                      ----------
 Germany (1.3%):
 Manufacturing (0.6%):
     750 Siemens AG................................................       45,397
                                                                      ----------
 Telecommunications (0.7%):
   2,200 Deutsche Telekom AG*......................................       49,653
                                                                      ----------
                                                                          95,050
                                                                      ----------
 Hong Kong (1.5%):
 Building (0.6%):
  66,000 New World Infrastructure, Ltd. ...........................       44,425
                                                                      ----------
 Real Estate Assets (0.9%):
   6,000 Cheung Kong (Holdings), Ltd. .............................       65,388
                                                                      ----------
                                                                         109,813
                                                                      ----------

                                                                       Market
 Shares                                                                Value
 ------                                                              ----------

 Common Stocks, continued
 Ireland (0.4%):
 Building Materials (0.4%):
   1,800 CRH plc..................................................   $   30,476
                                                                     ----------
 Italy (2.6%):
 Banking/Financial Services (0.7%):
   4,290 San Paolo--IMI SpA.......................................       54,985
                                                                     ----------
 Oil/Gas (1.6%):
   1,870 ENI SpA, ADR.............................................      115,379
                                                                     ----------
 Telecommunications (0.3%):
   2,420 Telecom Italia SpA.......................................       21,716
                                                                     ----------
                                                                        192,080
                                                                     ----------
 Japan (8.4%):
 Automobile (1.1%):
   6,000 Suzuki Motor Corp. ......................................       79,862
                                                                     ----------
 Banking/Financial Services (1.5%):
   2,600 Mitsubishi Tokyo Financial Group, Inc. ADR*..............       21,996
       4 Mizuho Holdings, Inc.....................................       18,602
   3,800 Nomura Securities Company, Ltd. .........................       72,822
                                                                     ----------
                                                                        113,420
                                                                     ----------
 Chemicals (0.9%):
   1,800 Shin-Etsu Chemical Co....................................       66,102
                                                                     ----------
 Electronics (3.0%):
   6,000 Nec Corp. ...............................................       81,064
   1,320 Sony Corp. ADR...........................................       86,856
   9,100 Toshiba Corp.............................................       48,085
                                                                     ----------
                                                                        216,005
                                                                     ----------
 Manufacturing (0.6%):
   1,000 Fuji Photo Film Company, Ltd. ...........................       43,138
                                                                     ----------
 Pharmaceuticals (0.4%):
   1,000 Yamanouchi Pharmaceutical Co. ...........................       28,064
                                                                     ----------
 Retail/Wholesale (0.2%):
     100 Fast Retailing Company, Ltd..............................       17,400
                                                                     ----------
 Telecommunications (0.7%):
       3 NTT Mobile Communications, Inc. .........................       52,199
                                                                     ----------
                                                                        616,190
                                                                     ----------
 Netherlands (7.9%):
 Banking/Financial Services (3.1%):
   3,630 Fortis (NL) NV...........................................       88,258
   2,090 ING Groep NV, ADR........................................      137,668
                                                                     ----------
                                                                        225,926
                                                                     ----------
 Electronics (1.0%):
   2,750 Koninklijke (Royal) Philips Electronics NV...............       73,357
                                                                     ----------
 Food (0.9%):
   2,194 Koninklijke Ahold NV, ADR................................       69,001
                                                                     ----------

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Global Opportunities Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Oil/Gas (2.9%):
   3,630 Royal Dutch Petroleum Co., ADR............................   $  211,521
                                                                      ----------
                                                                         579,805
                                                                      ----------
 Singapore (0.5%):
 Media (0.5%):
   3,300 Singapore Press Holdings..................................       36,225
                                                                      ----------
 Switzerland (4.4%):
 Banking/Financial Services (0.7%):
     358 UBS AG....................................................       51,289
                                                                      ----------
 Food (2.4%):
     820 Nestle SA.................................................      173,893
                                                                      ----------
 Household (0.0%):
       2 Givaudan*.................................................          555
                                                                      ----------
 Pharmaceuticals (1.3%):
   2,600 Novartis AG*..............................................       94,100
                                                                      ----------
                                                                         319,837
                                                                      ----------
 United Kingdom (6.4%):
 Banking/Financial Services (2.6%):
  12,100 Lloyds TSB Group plc......................................      120,739
   3,580 Royal Bank of Scotland Group plc..........................       78,948
                                                                      ----------
                                                                         199,687
                                                                      ----------
 Food (1.1%):
  22,000 Tesco.....................................................       79,673
                                                                      ----------
 Pharmaceuticals (0.8%):
   2,035 GlaxoSmithKline plc*......................................       57,041
                                                                      ----------
 Services (0.3%):
   1,900 WPP Group plc.............................................       18,598
                                                                      ----------
 Telecommunications (1.6%):
     350 British Telecommunications plc, ADR.......................       22,628
                                                                      ----------
     880 Energis plc, ADR*.........................................       12,628
  36,300 Vodafone Group plc........................................       80,153
                                                                      ----------
                                                                         115,409
                                                                      ----------
                                                                         470,408
                                                                      ----------
 United States (48.9%):
 Aerospace/Defense (1.3%):
   1,320 United Technologies Corp. ................................       96,703
                                                                      ----------
 Banking/Financial Services (9.2%):
   3,740 Citigroup, Inc. ..........................................      197,621
     330 Lehman Brothers Holding, Inc. ............................       25,658
   1,980 Mellon Financial Corp. ...................................       91,080
     480 Merrill Lynch & Co. ......................................       28,440
   1,210 Providian Financial Corp. ................................       71,632
   1,874 State Street Corp. .......................................       92,744
   3,520 Wells Fargo & Co. ........................................      163,433
                                                                      ----------
                                                                         670,608
                                                                      ----------

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Beverages (1.9%):
   3,080 PepsiCo, Inc. ............................................   $  136,136
                                                                      ----------
 Computers (4.9%):
   3,740 Cisco Systems, Inc.*......................................       68,068
     770 EMC Corp.*................................................       22,369
     630 International Business Machines Corp. ....................       71,190
   1,980 Microsoft Corp.*..........................................      144,540
   3,520 Sun Microsystems, Inc.*...................................       55,334
                                                                      ----------
                                                                         361,501
                                                                      ----------
 Electric Utilities (1.8%):
   3,080 AES Corp.*................................................      132,594
                                                                      ----------
 Electronics (2.8%):
   1,320 Applied Materials, Inc.*..................................       64,812
     660 Broadcom Corp., Class B*..................................       28,222
   2,750 Intel Corp. ..............................................       80,438
     990 Texas Instruments, Inc. ..................................       31,185
                                                                      ----------
                                                                         204,657
                                                                      ----------
 Health Care (1.5%):
   2,380 Medtronic, Inc. ..........................................      109,504
                                                                      ----------
 Insurance (0.8%):
     600 American General Corp. ...................................       27,870
     340 American International Group, Inc. .......................       29,240
                                                                      ----------
                                                                          57,110
                                                                      ----------
 Manufacturing (3.2%):
   3,520 General Electric Co. .....................................      171,599
   1,225 Tyco International, Ltd. .................................       66,763
                                                                      ----------
                                                                         238,362
                                                                      ----------
 Media (1.3%):
   1,760 AOL Time Warner, Inc.*....................................       93,280
                                                                      ----------
 Oil/Gas (2.2%):
   1,870 Exxon Mobil Corp. ........................................      163,345
                                                                      ----------
 Pharmaceuticals (5.0%):
     785 Eli Lilly & Co. ..........................................       58,090
   5,390 Pfizer, Inc. .............................................      215,869
   2,090 Pharmacia Corp. ..........................................       96,036
                                                                      ----------
                                                                         369,995
                                                                      ----------
 Retail/Wholesale (5.6%):
   2,640 Costco Wholesale Corp.*...................................      108,451
   1,760 Gap, Inc. ................................................       51,040
   3,630 Home Depot, Inc. .........................................      168,976
   1,760 Wal-Mart Stores, Inc. ....................................       85,888
                                                                      ----------
                                                                         414,355
                                                                      ----------
 Services (3.7%):
   1,545 Automatic Data Processing, Inc. ..........................       76,787
   1,540 Computer Sciences Corp.*..................................       53,284

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Global Opportunities Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Services, continued
     430 Electronic Data Systems Corp.*............................   $   26,875
   1,320 Omnicom Group.............................................      113,520
                                                                      ----------
                                                                         270,466
                                                                      ----------
 Telecommunications (2.9%):
   2,750 ADC Telecommunications, Inc.*.............................       18,150
   1,320 JDS Uniphase Corp.*.......................................       16,500
      79 MCI Group.................................................        1,272
     770 Nextel Communications, Inc., Class A* ....................       13,475
     495 Qualcomm, Inc.*...........................................       28,948
   1,980 Verizon Communications, Inc. .............................      105,930
   1,980 WorldCom Group*...........................................       28,116
                                                                      ----------
                                                                         212,391
                                                                      ----------
 Tobacco (0.8%):
   1,100 Phillip Morris Companies, Inc. ...........................       55,825
                                                                      ----------
                                                                       3,586,832
                                                                      ----------
  Total Common Stocks                                                  6,652,855
                                                                      ----------


 Principal                                                              Market
  Amount                                                                Value
 ---------                                                            ----------

 U.S. Government Sponsored Enterprises (5.4%):
 Federal Home Loan Mortgage Corporation (5.4%):
 $300,000  zero coupon, 07/10/01...................................   $  299,751
  100,000  zero coupon, 07/24/01...................................       99,772
                                                                      ----------
  Total U.S. Government Sponsored Enterprises                            399,523
                                                                      ----------
 Money Market Mutual Fund (4.1%):
  304,159  Valiant Sweep Account...................................      304,159
                                                                      ----------
  Total Money Market Mutual Fund                                         304,159
                                                                      ----------
  Total Investments
   (Cost $8,683,567) (a)--100.2%                                       7,356,537
  Liabilities in excess of other assets--(0.2)%                         (12,098)
                                                                      ----------
  Total Net Assets--100.0%                                            $7,344,439
                                                                      ==========

--------
Percentages indicated are based on net assets of $7,344,439.
*  Non-income producing security.
ADR--American Depository Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation.....  $   232,816
   Unrealized depreciation.....   (1,559,846)
                                 -----------
   Net unrealized depreciation.  $(1,327,030)
                                 ===========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Capital Growth Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks (93.4%):
 Aerospace/Defense (1.5%):
     650 L-3 Communications Holdings, Inc.*........................   $   49,595
                                                                      ----------
 Banking/Financial Services (10.4%):
     650 Capital One Financial Corp. ..............................       39,000
     650 Federated Investors, Inc., Class B........................       20,930
     760 Golden West Financial Corp. ..............................       48,822
     650 Heller Financial, Inc., Class A...........................       26,000
     650 Lehman Brothers Holdings, Inc. ...........................       50,538
     260 MBIA, Inc. ...............................................       14,477
     650 Providian Financial Corp. ................................       38,480
     260 SEI Investments Co. ......................................       12,324
     260 Stilwell Financial, Inc. .................................        8,726
     390 USA Education, Inc. ......................................       28,470
   1,520 Washington Mutual, Inc. ..................................       57,075
                                                                      ----------
                                                                         344,842
                                                                      ----------
 Biotechnology (4.2%):
     620 Genzyme Corp.--General Division*..........................       37,819
     470 Human Genome Sciences, Inc.* .............................       28,318
     490 IDEC Pharmaceuticals Corp.* ..............................       33,168
     380 Invitrogen Corp.* ........................................       27,284
     450 Waters Corp.* ............................................       12,425
                                                                      ----------
                                                                         139,014
                                                                      ----------
 Computers (7.0%):
     650 Autodesk, Inc. ...........................................       24,245
     240 BEA Systems, Inc.*........................................        7,370
   1,020 BMC Software, Inc.*.......................................       22,991
     390 Mercury Interactive Corp.*................................       23,361
     230 NVIDIA Corp.*.............................................       21,333
     760 PeopleSoft, Inc.*.........................................       37,415
   1,410 Peregrine Systems, Inc.*..................................       40,890
     260 Siebel Systems, Inc.*.....................................       12,194
   1,280 Tech Data Corp.*..........................................       42,700
                                                                      ----------
                                                                         232,499
                                                                      ----------
 Diversified (0.4%):
     440 PerkinElmer, Inc. ........................................       12,113
                                                                      ----------
 E-Commerce (3.0%):
     760 Check Point Software
          Technologies, Ltd.*......................................       38,433
   1,040 RSA Security, Inc.*.......................................       32,188
     650 Symantec Corp.*...........................................       28,399
                                                                      ----------
                                                                          99,020
                                                                      ----------
 Electric Utilities (1.1%):
     270 Calpine Corp.*............................................       10,206
     760 Mirant Corp.*.............................................       26,144
                                                                      ----------
                                                                          36,350
                                                                      ----------
 Electronics (12.9%):
     650 Advanced Micro Devices, Inc.*.............................       18,772
     390 Analog Devices, Inc.*.....................................       16,868
     490 Applied Micro Circuits Corp.*.............................        8,428

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Electronics, continued
   1,270 Atmel Corp.*..............................................   $   17,132
   1,020 Cadence Design Systems, Inc.*.............................       19,003
   1,500 Celestica, Inc.*..........................................       77,249
     650 Flextronics International, Ltd.*..........................       16,972
     650 Integrated Device Technology, Inc.*.......................       20,599
   1,020 International Rectifier Corp.*............................       34,782
     390 Jabil Circuit, Inc.*......................................       12,035
     650 LSI Logic Corp.*..........................................       12,220
     650 Microchip Technology, Inc.*...............................       21,730
      90 Micron Technology, Inc.*..................................        3,699
     560 National Semiconductor Corp.*.............................       16,307
   1,510 Sanmina Corp.*............................................       35,349
   2,150 SCI Systems, Inc.*........................................       54,824
     760 Tektronix, Inc.*..........................................       20,634
   1,020 Vishay Intertechnology, Inc.*.............................       23,460
                                                                      ----------
                                                                         430,063
                                                                      ----------
 Health Care (6.2%):
     450 Guidant Corp.*............................................       16,200
   1,620 Health Management Associates, Inc. Class A*...............       34,085
   1,280 HEALTHSOUTH Corp.*........................................       20,442
     210 Laboratory Corporation of America Holdings*...............       16,149
     520 Quest Diagnostics, Inc.*..................................       38,922
     260 St. Jude Medical, Inc.*...................................       15,600
     390 Tenet Healthcare Corp.*...................................       20,120
     160 UnitedHealth Group, Inc. .................................        9,880
     770 Universal Health Services, Inc., Class B*.................       35,035
                                                                      ----------
                                                                         206,433
                                                                      ----------
 Insurance (2.5%):
   1,020 Loews Corp................................................       65,719
     650 Old Republic International Corp...........................       18,850
                                                                      ----------
                                                                          84,569
                                                                      ----------
 Media (0.8%):
   1,150 Charter Communications, Inc.*.............................       26,853
                                                                      ----------
 Oil/Gas (1.7%):
     390 Nabors Industries, Inc.*..................................       14,508
     750 Patterson-UTI Energy, Inc.*...............................       13,403
     750 Tidewater, Inc............................................       28,275
                                                                      ----------
                                                                          56,186
                                                                      ----------
 Pharmaceuticals (10.7%):
     540 Allergan, Inc. ...........................................       46,169
     650 AmeriSource Health Corp., Class A*........................       35,945
     240 Andrx Group*..............................................       18,480
     370 Cardinal Health, Inc. ....................................       25,530
   2,030 Caremark Rx, Inc.*........................................       33,394
     470 Forest Laboratories, Inc.*................................       33,370
     540 Gilead Sciences, Inc.*....................................       31,423
     590 IMS Health, Inc...........................................       16,815
   1,000 IVAX Corp.*...............................................       38,999

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Capital Growth Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Pharmaceuticals, continued
     600 King Pharmaceuticals, Inc.*...............................   $   32,250
     640 MedImmune, Inc.*..........................................       30,208
     240 Watson Pharmaceuticals, Inc.*.............................       14,794
                                                                      ----------
                                                                         357,377
                                                                      ----------
 Retail/Wholesale (19.0%):
     940 Bed Bath & Beyond, Inc.*..................................       28,200
     480 Best Buy Company, Inc.*...................................       30,490
   1,510 Brinker International, Inc.*..............................       39,034
     970 CDW Computer Centers, Inc.*...............................       38,519
     555 Chico's FAS, Inc.*........................................       16,511
   1,540 Fleming Companies, Inc. ..................................       54,977
   1,800 Genesco, Inc.*............................................       60,479
   1,060 Hot Topic, Inc.*..........................................       32,966
   1,020 Jones Apparel Group, Inc.*................................       44,064
   1,810 Mattel, Inc. .............................................       34,245
   2,100 Oakley, Inc.*.............................................       38,850
     890 Polo Ralph Lauren Corp.*..................................       22,962
   1,380 RARE Hospitality International, Inc.*.....................       31,188
     910 Reebok International, Ltd.*...............................       29,075
   2,420 Ruby Tuesday, Inc.........................................       41,382
     980 TJX Companies, Inc........................................       31,233
   3,940 Venator Group, Inc.*......................................       60,281
                                                                      ----------
                                                                         634,456
                                                                      ----------
 Services (7.9%):
     760 Affiliated Computer Services, Inc. Class A*...............       54,652
   1,190 Cendant Corp.*............................................       23,205
   1,100 Concord EFS, Inc.*........................................       57,211
     650 First Data Corp...........................................       41,763

 Shares or
 Principal                                                              Market
  Amount                                                                Value
 ---------                                                            ----------

 Common Stocks, continued
 Services, continued
    1,240  Republic Services, Inc.*................................   $   24,614
    2,040  SunGard Data Systems, Inc.*.............................       61,220
                                                                      ----------
                                                                         262,665
                                                                      ----------
 Telecommunications (1.5%):
      260  Comverse Technology, Inc.*..............................       14,846
      870  Scientific-Atlanta, Inc.................................       35,322
                                                                      ----------
                                                                          50,168
                                                                      ----------
 Travel/Entertainment (2.6%):
      650  Harrah's Entertainment, Inc.*...........................       22,945
      650  International Game Technology*..........................       40,788
      430  Sabre Holdings Corp.*...................................       21,500
                                                                      ----------
                                                                          85,233
                                                                      ----------
  Total Common Stocks                                                  3,107,436
                                                                      ----------
 U.S. Government Sponsored Enterprise (6.0%):
 Federal Home Loan Bank (6.0%):
 $200,000  zero coupon, 07/02/01...................................      200,000
                                                                      ----------
  Total U.S. Government Sponsored Enterprise                             200,000
                                                                      ----------
  Total Investments
   (Cost $3,324,194) (a)--99.4%                                        3,307,436
  Other assets in excess of liabilities--0.6%                             20,791
                                                                      ----------
  Total Net Assets--100.0%                                            $3,328,227
                                                                      ==========

--------
Percentages indicated are based on net assets of $3,328,227.
*    Non-income producing security.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation... $ 162,773
   Unrealized depreciation...  (179,531)
                              ---------
   Net unrealized
    depreciation............. $ (16,758)
                              =========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Growth Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                        Market
  Shares                                                                Value
  ------                                                              ----------

 Common Stocks (82.1%):
 Aerospace/Defense (1.9%):
    1,160 Goodrich Corp. ..........................................   $   44,057
    1,950 United Technologies Corp. ...............................      142,857
                                                                      ----------
                                                                         186,914
                                                                      ----------
 Airlines (0.7%):
    3,500 Southwest Airlines Co. ..................................       64,715
                                                                      ----------
 Banking/Financial Services (15.3%):
    3,000 American Express Co. ....................................      116,400
    6,000 Citigroup, Inc. .........................................      317,039
    1,100 Fannie Mae...............................................       93,665
    6,000 Fleet Boston Financial Corp. ............................      236,700
    2,500 J.P. Morgan Chase & Co. .................................      111,500
      900 Legg Mason, Inc. ........................................       44,784
    1,050 Lehman Brothers Holdings, Inc. ..........................       81,638
    2,000 Mellon Financial Corp. ..................................       92,000
    1,000 Merrill Lynch & Company, Inc. ...........................       59,250
    1,000 Morgan Stanley Dean Witter & Co. ........................       64,230
    1,250 Providian Financial Corp. ...............................       74,000
    3,000 State Street Corp. ......................................      148,470
    1,500 Wells Fargo & Co. .......................................       69,645
                                                                      ----------
                                                                       1,509,321
                                                                      ----------
 Beverages (3.4%):
    1,250 Adolph Coors Co., Class B................................       62,725
    3,000 Coca-Cola Co. ...........................................      135,000
    3,000 PepsiCo, Inc. ...........................................      132,600
                                                                      ----------
                                                                         330,325
                                                                      ----------
 Biotechnology (2.0%):
      400 Cepheid, Inc.* ..........................................        1,204
    1,800 Genentech, Inc.* ........................................       99,180
      800 IDEC Pharmaceuticals Corp.* .............................       54,152
    2,250 Immunex Corp.*...........................................       39,938
                                                                      ----------
                                                                         194,474
                                                                      ----------
 Building Materials (0.8%):
    3,000 Masco Corp. .............................................       74,880
                                                                      ----------
 Chemicals (1.0%):
    2,000 Praxair, Inc. ...........................................       94,000
                                                                      ----------
 Computers (6.9%):
    1,100 Brocade Communications Systems, Inc.*....................       48,389
    8,000 Cisco Systems, Inc.*.....................................      145,600
    1,750 EMC Corp.*...............................................       50,838
      750 Extreme Networks, Inc.*..................................       22,125
      600 Inktomi Corp.*...........................................        5,754
    4,500 Microsoft Corp.*.........................................      328,499
    5,500 Sun Microsystems, Inc.*..................................       86,460
                                                                      ----------
                                                                         687,665
                                                                      ----------
 E-Commerce (0.0%):
      100 Symantec Corp.*..........................................        4,369
                                                                      ----------

                                                                        Market
  Shares                                                                Value
  ------                                                              ----------

 Common Stocks, continued
 Electric Utilities (1.0%):
    2,500 Duke Energy Corp. .......................................   $   97,525
                                                                      ----------
 Electronics (6.6%):
    3,000 Applied Materials, Inc.*.................................      147,300
      850 Broadcom Corp., Class A*.................................       36,346
    6,000 Intel Corp. .............................................      175,499
    1,500 Micron Technology, Inc.*.................................       61,650
      750 Novellus Systems, Inc.*..................................       42,593
    2,600 Photon Dynamics, Inc.*...................................       70,200
      600 PMC-Sierra, Inc.*........................................       18,642
    3,000 Texas Instruments, Inc. .................................       94,500
                                                                      ----------
                                                                         646,730
                                                                      ----------
 Food (0.0%):
       95 Kraft Foods, Inc., Class A*..............................        2,945
                                                                      ----------
 Health Care (0.6%):
    1,250 Medtronic, Inc. .........................................       57,513
                                                                      ----------
 Household (0.7%):
    1,500 Estee Lauder Companies, Inc., Class A....................       64,650
                                                                      ----------
 Insurance (2.5%):
    1,250 Allstate Corp. ..........................................       54,988
    2,200 American International Group, Inc. ......................      189,200
                                                                      ----------
                                                                         244,188
                                                                      ----------
 Manufacturing (6.0%):
    8,000 General Electric Co. ....................................      390,000
    1,000 Honeywell International, Inc. ...........................       34,990
    3,000 Tyco International, Ltd. ................................      163,500
                                                                      ----------
                                                                         588,490
                                                                      ----------
 Media (2.5%):
    3,000 AOL Time Warner, Inc.*...................................      159,000
    1,250 Gannett Company, Inc. ...................................       82,375
                                                                      ----------
                                                                         241,375
                                                                      ----------
 Metals/Mining (1.3%):
    2,000 Alcoa, Inc. .............................................       78,800
    2,500 Newmont Mining Corp. ....................................       46,525
                                                                      ----------
                                                                         125,325
                                                                      ----------
 Oil/Gas (3.9%):
    1,500 Chevron Corp. ...........................................      135,750
    2,000 Exxon Mobil Corp. .......................................      174,700
      750 Schlumberger, Ltd. ......................................       39,488
    2,300 Stolt Offshore SA, ADR*..................................       28,175
                                                                      ----------
                                                                         378,113
                                                                      ----------
 Paper/Forest Products (0.8%):
    3,000 Mead Corp. ..............................................       81,420
                                                                      ----------
 Pharmaceuticals (6.2%):
    2,000 Abbott Laboratories......................................       96,020
    1,500 Eli Lilly & Co. .........................................      111,000

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Growth Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



                                                                        Market
  Shares                                                                Value
  ------                                                              ----------

 Common Stocks, continued
 Pharmaceuticals, continued
    6,000 Pfizer, Inc. ............................................   $  240,299
    2,500 Pharmacia Corp. .........................................      114,875
    1,250 Schering-Plough Corp. ...................................       45,300
                                                                      ----------
                                                                         607,494
                                                                      ----------
 Retail/Wholesale (7.1%):
    1,900 Costco Wholesale Corp.*..................................       78,052
    1,250 Federated Department Stores, Inc.*.......................       53,125
    3,500 Gap, Inc. ...............................................      101,500
    3,750 Home Depot, Inc. ........................................      174,563
    2,250 Target Corp. ............................................       77,850
    4,500 Wal-Mart Stores, Inc. ...................................      219,599
                                                                      ----------
                                                                         704,689
                                                                      ----------
 Services (3.6%):
      900 Automatic Data Processing, Inc. .........................       44,730
    1,500 ChoicePoint, Inc.*.......................................       63,075
    1,500 Electronic Data Systems Corp. ...........................       93,750
    1,500 Fluor Corp. .............................................       67,725
    1,000 Omnicom Group, Inc. .....................................       86,000
                                                                      ----------
                                                                         355,280
                                                                      ----------
 Telecommunications (5.7%):
    5,000 ADC Telecommunications, Inc.*............................       33,000
      100 Broadwing, Inc.*.........................................        2,445
    2,000 Intermedia Communications, Inc.*.........................       29,800
    2,250 Nextel Communications, Inc., Class A*....................       39,375
    4,000 Nokia Corp., ADR.........................................       88,160
    1,500 Qualcomm, Inc.*..........................................       87,720
    2,000 Qwest Communications
           International, Inc. ....................................       63,740
    3,000 Verizon Communications, Inc. ............................      160,500
    9,000 Winstar Communications, Inc.*............................        1,260
    4,000 WorldCom Group*..........................................       56,800
                                                                      ----------
                                                                         562,800
                                                                      ----------

 Shares or
 Principal                                                              Market
  Amount                                                                Value
 ---------                                                            ----------

 Common Stocks, continued
 Tobacco (1.6%):
    3,000  Philip Morris Companies, Inc. ..........................   $  152,250
                                                                      ----------
  Total Common Stocks                                                  8,057,450
                                                                      ----------
 Investment Company (3.1%):
    2,500  S&P Depositary Receipt Trust Series 1...................      308,300
                                                                      ----------
  Total Investment Company                                               308,300
                                                                      ----------
 Commercial Paper (4.1%):
 Beverages (2.6%):
  250,000  Anheuser-Busch Companies, Inc.
            3.83%, 08/23/01........................................      248,450
                                                                      ----------
 Health Care (1.5%):
  150,000  Becton, Dickinson & Co.
            3.88%, 08/21/01........................................      149,225
                                                                      ----------
  Total Commercial Paper                                                 397,675
                                                                      ----------
 U.S. Government Sponsored Enterprises (6.9%):
 Federal Home Loan Bank (5.1%):
 $500,000  zero coupon, 07/06/01...................................      499,793
                                                                      ----------
 Federal Home Loan Mortgage Corporation (1.8%):
  175,000  zero coupon, 07/24/01...................................      174,601
                                                                      ----------
  Total U.S. Government Sponsored Enterprises                            674,394
                                                                      ----------
 Money Market Mutual Fund (3.5%):
  348,251  Valiant Sweep Account...................................      348,251
                                                                      ----------
  Total Money Market Mutual Fund                                         348,251
                                                                      ----------
  Total Investments
   (Cost $11,251,075) (a)--99.7%                                       9,786,070
  Other assets in excess of liabilities--0.3%                             28,135
                                                                      ----------
  Total Net Assets--100.0%                                            $9,814,205
                                                                      ==========

--------
Percentages indicated are based on net assets of $9,814,205.
*  Non-income producing security.
ADR--American Depositary Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation.  $   547,835
   Unrealized depreciation.   (2,012,840)
                             -----------
   Net unrealized
    depreciation...........  $(1,465,005)
                             ===========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
American Growth Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)



                                                                        Market
  Shares                                                                Value
  ------                                                              ----------

 Common Stocks (88.0%):
 Aerospace/Defense (1.2%):
      450 General Dynamics Corp. ..................................   $   35,015
                                                                      ----------
 Banking/Financial Services (7.2%):
      500 Charles Schwab Corp. ....................................        7,650
    2,000 Citigroup, Inc. .........................................      105,680
      700 Merrill Lynch & Company, Inc. ...........................       41,475
      600 Morgan Stanley Dean Witter & Co. ........................       38,538
      750 Stilwell Financial, Inc. ................................       25,170
                                                                      ----------
                                                                         218,513
                                                                      ----------
 Biotechnology (1.9%):
      950 Amgen, Inc.*.............................................       57,646
                                                                      ----------
 Computers (12.2%):
    4,000 Cisco Systems, Inc.*.....................................       72,800
    2,500 Dell Computer Corp.*.....................................       65,375
    2,600 EMC Corp.*...............................................       75,529
      700 Intuit, Inc.*............................................       27,993
      825 Microsoft Corp.*.........................................       60,225
    4,500 Sun Microsystems, Inc.*..................................       70,740
                                                                      ----------
                                                                         372,662
                                                                      ----------
 E-Commerce (1.7%):
      775 eBay, Inc.*..............................................       53,080
                                                                      ----------
 Electric Utilities (2.8%):
    1,850 Calpine Corp.*...........................................       69,930
      400 Duke Energy Corp. .......................................       15,604
                                                                      ----------
                                                                          85,534
                                                                      ----------
 Electronics (0.5%):
      350 Sanmina Corp.*...........................................        8,194
      400 Solectron Corp.*.........................................        7,320
                                                                      ----------
                                                                          15,514
                                                                      ----------
 Health Care (5.4%):
    1,600 Baxter International, Inc. ..............................       78,400
      600 Medtronic, Inc. .........................................       27,606
    1,150 Tenet Healthcare Corp.*..................................       59,329
                                                                      ----------
                                                                         165,335
                                                                      ----------
 Insurance (4.7%):
    1,200 American International Group, Inc. ......................      103,200
      400 Marsh & McLennan Companies, Inc. ........................       40,400
                                                                      ----------
                                                                         143,600
                                                                      ----------
 Manufacturing (6.4%):
    2,000 General Electric Co. ....................................       97,500
    1,800 Tyco International, Ltd. ................................       98,100
                                                                      ----------
                                                                         195,600
                                                                      ----------
 Media (3.5%):
    1,400 AOL Time Warner, Inc.*...................................       74,200
      600 Viacom, Inc., Class B*...................................       31,050
                                                                      ----------
                                                                         105,250
                                                                      ----------

 Shares or
 Principal                                                             Market
  Amount                                                               Value
 ---------                                                           ----------

 Common Stocks, continued
 Oil/Gas (6.7%):
      500  BJ Services Co.*.......................................   $   14,190
      750  Exxon Mobil Corp.......................................       65,512
      450  Halliburton Co.........................................       16,020
      350  Nabors Industries, Inc.*...............................       13,020
       75  Smith International, Inc.*.............................        4,493
      700  Texaco, Inc. ..........................................       46,620
    1,075  Transocean Sedco Forex, Inc. ..........................       44,344
                                                                     ----------
                                                                        204,199
                                                                     ----------
 Pharmaceuticals (12.0%):
    1,000  Abbott Laboratories....................................       48,010
    1,500  American Home Products Corp. ..........................       87,660
    1,350  Cardinal Health, Inc. .................................       93,150
      500  Forest Laboratories, Inc.*.............................       35,500
    2,500  Pfizer, Inc............................................      100,124
                                                                     ----------
                                                                        364,444
                                                                     ----------
 Retail/Wholesale (14.9%):
      500  Best Buy Company, Inc.*................................       31,760
    3,000  Gap, Inc. .............................................       87,000
    2,250  Home Depot, Inc. ......................................      104,737
      825  Kroger Co.*............................................       20,625
    1,975  Safeway, Inc.*.........................................       94,800
      650  Target Corp............................................       22,490
    1,800  Wal-Mart Stores, Inc...................................       87,840
                                                                     ----------
                                                                        449,252
                                                                     ----------
 Services (1.9%):
      600  First Data Corp........................................       38,550
      225  Omnicom Group, Inc. ...................................       19,350
                                                                     ----------
                                                                         57,900
                                                                     ----------
 Telecommunications (2.0%):
    2,775  Nokia Corp., ADR.......................................       61,161
                                                                     ----------
 Tobacco (3.0%):
    1,800  Philip Morris Companies, Inc. .........................       91,350
                                                                     ----------
  Total Common Stocks                                                 2,676,055
                                                                     ----------
 U.S. Government Sponsored Enterprise (5.2%):
 Federal Home Loan Bank (5.2%):
 $160,000  zero coupon, 07/25/01..................................      159,619
                                                                     ----------
  Total U.S. Government Sponsored Enterprise                            159,619
                                                                     ----------
 U.S. Treasury Obligations (11.6%):
 U.S. Treasury Bills (11.6%):
  310,000  3.37%, 12/13/01........................................      305,015
   50,000  3.125%, 02/28/02.......................................       48,825
                                                                     ----------
  Total U.S. Treasury Obligations                                       353,840
                                                                     ----------
  Total Investments
   (Cost $3,285,846) (a)--104.8%                                      3,189,514
  Liabilities in excess of other assets--(4.8)%                        (147,361)
                                                                     ----------
  Total Net Assets--100.0%                                           $3,042,153
                                                                     ==========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
American Growth Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)

--------
Percentages indicated are based on net assets of $3,042,153.
*  Non-income producing security.
ADR--American Depositary Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation... $  63,744
   Unrealized depreciation...  (160,076)
                              ---------
   Net unrealized
    depreciation............. $ (96,332)
                              =========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Comstock Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks (91.8%):
 Consumer Discretionary (9.5%):
     810 Delphi Automotive Systems Corp. ..........................   $   12,903
     630 Eastman Kodak Co. ........................................       29,408
   1,430 Federated Department Stores, Inc.*........................       60,775
   3,880 Gap, Inc. ................................................      112,519
     210 General Motors Corp. .....................................       13,514
     390 Interpublic Group of Companies, Inc. .....................       11,447
   1,560 Limited, Inc. ............................................       25,771
     530 Mattel, Inc. .............................................       10,028
   1,610 McDonald's Corp. .........................................       43,567
     590 Outback Steakhouse, Inc.*.................................       16,992
     570 Zale Corp.*...............................................       19,209
                                                                      ----------
                                                                         356,133
                                                                      ----------
 Consumer Staples (7.9%):
     950 Coca-Cola Enterprises, Inc. ..............................       15,533
   2,230 ConAgra Foods, Inc. ......................................       44,176
     400 Kimberly-Clark Corp. .....................................       22,360
   2,230 Kroger Co.*...............................................       55,750
     940 Philip Morris Companies, Inc. ............................       47,705
     730 Procter & Gamble Co. .....................................       46,574
   3,360 Sara Lee Corp. ...........................................       63,638
                                                                      ----------
                                                                         295,736
                                                                      ----------
 Energy (13.2%):
   2,440 BP Amoco plc, ADR.........................................      121,634
     220 Burlington Resources, Inc. ...............................        8,789
     870 Chevron Corp. ............................................       78,735
   2,940 Conoco, Inc. Class A......................................       82,908
     480 Diamond Offshore Drilling, Inc. ..........................       15,864
   3,660 Halliburton Co. ..........................................      130,296
     420 Schlumberger, Ltd. .......................................       22,113
     400 Texaco, Inc. .............................................       26,640
     400 Unocal Corp. .............................................       13,660
                                                                      ----------
                                                                         500,639
                                                                      ----------
 Financials (13.9%):
   1,430 Allstate Corp. ...........................................       62,905
     620 Ambac Financial Group, Inc. ..............................       36,084
     590 Aon Corp. ................................................       20,650
     350 Bank of America Corp. ....................................       21,011
     210 Bear Stearns Companies, Inc. .............................       12,384
     400 Chubb Corp. ..............................................       30,972
     620 Fleet Boston Financial Corp. .............................       24,459
     700 Freddie Mac...............................................       48,999
     170 Instinet Group, Inc.*.....................................        3,169
     400 J.P. Morgan Chase & Co. ..................................       17,840
     400 LandAmerica Financial Group, Inc. ........................       12,740
     210 Providian Financial Corp. ................................       12,432
   1,430 Stilwell Financial, Inc. .................................       47,990
     260 SunTrust Banks, Inc. .....................................       16,843
     810 Torchmark Corp. ..........................................       32,570
   1,840 U.S. Bancorp..............................................       41,934

                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Financials, continued
     520 USA Education, Inc. ......................................   $   37,960
     585 Washington Mutual, Inc. ..................................       21,967
     490 Wells Fargo & Co. ........................................       22,751
                                                                      ----------
                                                                         525,660
                                                                      ----------
 Health Care (2.4%):
     520 American Home Products Corp. .............................       30,389
     810 Boston Scientific Corp.*..................................       13,770
     360 HCA-The Healthcare Co. ...................................       16,268
     420 Pharmacia Corp. ..........................................       19,299
     300 Schering-Plough Corp. ....................................       10,872
                                                                      ----------
                                                                          90,598
                                                                      ----------
 Industrials (5.9%):
     670 AMR Corp.*................................................       24,207
     420 Burlington Northern Santa Fe Corp. .......................       12,671
     520 Canadian Pacific, Ltd. ...................................       20,150
     290 Caterpillar, Inc. ........................................       14,515
   1,010 Cognex Corp.*.............................................       34,189
     620 Flextronics International, Ltd.*..........................       16,188
     810 Ingersoll-Rand Co. .......................................       33,372
     630 Masco Corp. ..............................................       15,725
   1,610 Waste Management, Inc. ...................................       49,620
                                                                      ----------
                                                                         220,637
                                                                      ----------
 Information Technology (12.8%):
     860 Andrew Corp.*.............................................       15,867
     400 BMC Software, Inc.*.......................................        9,016
     500 Check Point Software
          Technologies, Ltd.*......................................       25,285
     810 Cisco Systems, Inc.*......................................       14,742
   2,770 Compaq Computer Corp. ....................................       42,907
   1,220 Credence Systems Corp.*...................................       29,573
     620 Dell Computer Corp.*......................................       16,213
     820 Electronics for Imaging, Inc.*............................       24,190
     400 Gateway, Inc.*............................................        6,580
     570 Hewlett-Packard Co. ......................................       16,302
     630 Jabil Circuit, Inc.*......................................       19,442
   1,100 JDS Uniphase Corp.*.......................................       13,750
     400 KEMET Corp.*..............................................        7,924
     400 Lexmark International, Inc.*..............................       26,900
   1,830 LM Ericsson AB, ADR.......................................        9,919
     300 Microsoft Corp.*..........................................       21,900
   5,970 Motorola, Inc. ...........................................       98,863
     760 Nokia Corp., ADR..........................................       16,750
     810 SCI Systems, Inc.*........................................       20,655
   1,240 Solectron Corp.*..........................................       22,692
     800 SunGard Data Systems, Inc.*...............................       24,008
                                                                      ----------
                                                                         483,478
                                                                      ----------
 Materials (12.0%):
     870 Barrick Gold Corp. .......................................       13,181
   1,210 Boise Cascade Corp. ......................................       42,556

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Comstock Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



                                                                        Market
 Shares                                                                 Value
 ------                                                               ----------

 Common Stocks, continued
 Materials, continued
   1,970 Dow Chemical Co. .........................................   $   65,503
   1,530 E. I. du Pont de Nemours and Co. .........................       73,807
   1,460 Freeport-McMoRan Copper & Gold, Inc. Class B*.............       16,133
   2,650 International Paper Co. ..................................       94,604
   1,150 Placer Dome, Inc. ........................................       11,270
     810 Rohm and Haas Co. ........................................       26,649
     620 Sealed Air Corp.*.........................................       23,095
   2,630 USX-U.S. Steel Group......................................       52,995
     590 Weyerhaeuser Co. .........................................       32,432
                                                                      ----------
                                                                         452,225
                                                                      ----------
 Telecommunication Services (6.8%):
   3,000 AT&T Corp. ...............................................       66,000
     790 Deutsche Telekom AG, ADR..................................       17,736
     400 SBC Communications, Inc. .................................       16,024
   5,720 Sprint Corp. .............................................      122,179
     620 Verizon Communications, Inc. .............................       33,170
                                                                      ----------
                                                                         255,109
                                                                      ----------
 Utilities (7.4%):
     400 American Electric Power Company, Inc. ....................       18,468
   1,010 Duke Energy Corp. ........................................       39,400

 Shares or
 Principal                                                             Market
  Amount                                                               Value
 ---------                                                           ----------

 Common Stocks, continued
 Utilities, continued
      400  Exelon Corp. ..........................................   $   25,648
       210 OGE Energy Corp. ......................................        4,748
       210 Public Service Enterprise Group, Inc. .................       10,269
     1,560 Reliant Energy, Inc. ..................................       50,247
     1,210 Scottish Power plc, ADR................................       35,332
     1,430 Southern Co. ..........................................       33,248
     1,010 TXU Corp. .............................................       48,672
       400 Xcel Energy, Inc. .....................................       11,380
                                                                     ----------
                                                                        277,412
                                                                     ----------
  Total Common Stocks                                                 3,457,627
                                                                     ----------
 U.S. Government Sponsored Enterprise (12.9%):
 Federal Home Loan Bank (12.9%):
  $485,000 zero coupon, 07/02/01..................................      485,000
                                                                     ----------
  Total U.S. Government Sponsored Enterprise                            485,000
                                                                     ----------
  Total Investments
   (Cost $3,995,979) (a)--104.7%                                      3,942,627
  Liabilities in excess of other assets--(4.7)%                        (175,549)
                                                                     ----------
  Total Net Assets--100.0%                                           $3,767,078
                                                                     ==========

--------
Percentages indicated are based on net assets of $3,767,078.
* Non-income producing security.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation... $ 100,591
   Unrealized depreciation...  (153,943)
                              ---------
   Net unrealized
    depreciation............. $ (53,352)
                              =========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Growth and Income Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                        Market
  Shares                                                                Value
  ------                                                              ----------

 Common Stocks (94.8%):
 Aerospace/Defense (1.3%):
    3,160 Raytheon Co. ............................................   $   83,898
                                                                      ----------
 Automobiles (2.8%):
    3,470 Dana Corp. ..............................................       80,989
    1,770 Delphi Automotive Systems Corp. .........................       28,196
    2,870 Ford Motor Co. ..........................................       70,459
                                                                      ----------
                                                                         179,644
                                                                      ----------
 Banking/Financial Services (23.0%):
    1,980 A.G. Edwards, Inc........................................       89,100
    3,540 Bank of America Corp. ...................................      212,505
    3,170 Bank One Corp. ..........................................      113,486
    2,020 Citigroup, Inc. .........................................      106,737
    1,320 Fannie Mae...............................................      112,398
    3,340 First Union Corp. .......................................      116,700
    4,220 Fleet Boston Financial Corp..............................      166,479
      250 H&R Block, Inc...........................................       16,138
    3,960 J.P. Morgan Chase & Co...................................      176,616
      880 SunTrust Banks, Inc. ....................................       57,006
    6,670 U.S. Bancorp.............................................      152,009
    4,355 Washington Mutual, Inc...................................      163,530
                                                                      ----------
                                                                       1,482,704
                                                                      ----------
 Beverages (1.0%):
      740 Coca-Cola Enterprises, Inc...............................       12,099
    1,220 PepsiCo, Inc. ...........................................       53,924
                                                                      ----------
                                                                          66,023
                                                                      ----------
 Chemicals (5.1%):
    2,200 Dow Chemical Co..........................................       73,150
    2,870 E. I. du Pont de Nemours and Co. ........................      138,449
    3,540 Rohm and Haas Co. .......................................      116,466
                                                                      ----------
                                                                         328,065
                                                                      ----------
 Computers (0.6%):
    6,850 Palm, Inc.*..............................................       41,580
                                                                      ----------
 Diversified (2.3%):
    1,320 Minnesota Mining and Manufacturing Co. ..................      150,612
                                                                      ----------
 Electric Utilities (3.8%):
      890 Allegheny Energy, Inc. ..................................       42,943
    1,350 Exelon Corp. ............................................       86,561
    1,200 Mirant Corp.*............................................       41,280
    1,280 Reliant Energy, Inc. ....................................       41,229
    1,320 Southern Co. ............................................       30,690
                                                                      ----------
                                                                         242,703
                                                                      ----------
 Electronics (6.9%):
    2,090 Advanced Micro Devices, Inc.*............................       60,359
    1,320 Johnson Controls, Inc....................................       95,660
      550 KLA-Tencor Corp.*........................................       32,159

                                                                       Market
  Shares                                                               Value
  ------                                                             ----------

 Common Stocks, continued
 Electronics, continued
    2,280 Koninklijke (Royal) Philips Electronics NV NY Shares....   $   60,260
    2,690 Micron Technology, Inc.*................................      110,559
      710 Novellus Systems, Inc.*.................................       40,321
    2,720 Solectron Corp.*........................................       49,776
                                                                     ----------
                                                                        449,094
                                                                     ----------
 Food (0.3%):
      240 Quaker Oats Co. ........................................       21,900
                                                                     ----------
 Health Care (3.6%):
    1,050 Beckman Coulter, Inc. ..................................       42,840
    1,570 Boston Scientific Corp.*................................       26,690
    2,210 HEALTHSOUTH Corp.*......................................       35,294
    3,360 McKesson HBOC, Inc. ....................................      124,723
                                                                     ----------
                                                                        229,547
                                                                     ----------
 Household (4.1%):
      840 Estee Lauder Companies, Inc., Class A...................       36,204
    2,620 Johnson & Johnson.......................................      131,000
      960 Procter & Gamble Co. ...................................       61,248
      550 Whirlpool Corp. ........................................       34,375
                                                                     ----------
                                                                        262,827
                                                                     ----------
 Insurance (6.6%):
    3,110 Allstate Corp. .........................................      136,809
      890 Hartford Financial Services Group, Inc. ................       60,876
    1,750 Jefferson-Pilot Corp. ..................................       84,560
    1,770 John Hancock Financial Services, Inc. ..................       71,260
      890 Lincoln National Corp. .................................       46,058
      800 MetLife, Inc. ..........................................       24,784
                                                                     ----------
                                                                        424,347
                                                                     ----------
 Manufacturing (4.5%):
    1,320 Black & Decker Corp. ...................................       52,087
    4,580 Goodyear Tire & Rubber Co. .............................      128,240
    2,710 Ingersoll-Rand Co. .....................................      111,652
                                                                     ----------
                                                                        291,979
                                                                     ----------
 Metals/Mining (1.5%):
    1,950 Newmont Mining Corp. ...................................       36,290
    1,480 Phelps Dodge Corp. .....................................       61,420
                                                                     ----------
                                                                         97,710
                                                                     ----------
 Oil/Gas (4.9%):
    1,770 Exxon Mobil Corp. ......................................      154,609
    2,200 Halliburton Co. ........................................       78,320
      710 Texaco, Inc. ...........................................       47,286
      830 Tosco Corp. ............................................       36,562
                                                                     ----------
                                                                        316,777
                                                                     ----------

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Growth and Income Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



                                                                        Market
  Shares                                                                Value
  ------                                                              ----------

 Common Stocks, continued
 Paper/Forest Products (1.8%):
      890 Temple-Inland, Inc. .....................................   $   47,428
    1,240 Weyerhaeuser Co. ........................................       68,163
                                                                      ----------
                                                                         115,591
                                                                      ----------
 Pharmaceuticals (3.1%):
    3,240 Caremark Rx, Inc.*.......................................       53,298
    1,760 Mylan Laboratories, Inc. ................................       49,509
    1,590 Pharmacia Corp. .........................................       73,061
      610 Schering-Plough Corp. ...................................       22,106
                                                                      ----------
                                                                         197,974
                                                                      ----------
 Retail/Wholesale (6.1%):
    3,960 Gap, Inc. ...............................................      114,840
      910 Kroger Co.*..............................................       22,750
    1,120 Limited, Inc. ...........................................       18,502
      610 Lowe's Companies, Inc. ..................................       44,256
    1,620 McDonald's Corp. ........................................       43,837
      280 Sherwin-Williams Co. ....................................        6,216
    2,030 Target Corp. ............................................       70,238
    1,750 W.W. Grainger, Inc. .....................................       72,030
                                                                      ----------
                                                                         392,669
                                                                      ----------
 Services (4.2%):
    2,170 Computer Sciences Corp.*.................................       75,082
    1,740 Electronic Data Systems Corp. ...........................      108,750
    2,460 Equifax, Inc. ...........................................       90,233
                                                                      ----------
                                                                         274,065
                                                                      ----------

 Shares or
 Principal                                                              Market
  Amount                                                                Value
 ---------                                                            ----------

 Common Stocks, continued
 Telecommunications (5.0%):
    5,210  Motorola, Inc. .........................................   $   86,278
      890  SBC Communications, Inc. ...............................       35,653
    6,180  Sprint Corp. ...........................................      132,005
    1,320  Verizon Communications, Inc. ...........................       70,620
                                                                      ----------
                                                                         324,556
                                                                      ----------
 Transportation (2.1%):
    3,110  Norfolk Southern Corp. .................................       64,377
    1,320  Union Pacific Corp. ....................................       72,481
                                                                      ----------
                                                                         136,858
                                                                      ----------
 Travel/Entertainment (0.2%):
    1,220  Hilton Hotels Corp. ....................................       14,152
                                                                      ----------
  Total Common Stocks                                                  6,125,275
                                                                      ----------
 U.S. Government Sponsored Enterprise (7.5%):
 Federal Home Loan Bank (7.5%):
 $486,000  zero coupon, 07/02/01...................................      486,000
                                                                      ----------
  Total U.S. Government Sponsored Enterprise                             486,000
                                                                      ----------
  Total Investments
   (Cost $6,645,757) (a)--102.3%                                       6,611,275
  Liabilities in excess of other assets--(2.3)%                        (146,655)
                                                                      ----------
  Total Net Assets--100.0%                                            $6,464,620
                                                                      ==========

--------
Percentages indicated are based on net assets of $6,464,620.
*  Non-income producing security.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation... $ 191,032
   Unrealized depreciation...  (225,514)
                              ---------
   Net unrealized
    depreciation............. $ (34,482)
                              =========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Diversified Assets Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

                                                                       Market
  Shares                                                                Value
  ------                                                             -----------

 Common Stocks (23.9%):
 Aerospace/Defense (0.5%):
      350 Goodrich Corp. .........................................   $    13,293
      780 United Technologies Corp. ..............................        57,143
                                                                     -----------
                                                                          70,436
                                                                     -----------
 Airlines (0.2%):
    1,400 Southwest Airlines Co. .................................        25,886
                                                                     -----------
 Banking/Financial Services (4.6%):
    1,200 American Express Co. ...................................        46,560
    2,399 Citigroup, Inc. ........................................       126,763
      440 Fannie Mae..............................................        37,466
    2,400 Fleet Boston Financial Corp. ...........................        94,680
    1,000 J.P. Morgan Chase & Co. ................................        44,600
      360 Legg Mason, Inc. .......................................        17,914
      420 Lehman Brothers Holdings, Inc. .........................        32,655
      800 Mellon Financial Corp. .................................        36,800
      400 Merrill Lynch & Company, Inc. ..........................        23,700
      400 Morgan Stanley Dean Witter & Co. .......................        25,692
      500 Providian Financial Corp. ..............................        29,600
    1,200 State Street Corp. .....................................        59,388
      600 Wells Fargo & Co. ......................................        27,858
                                                                     -----------
                                                                         603,676
                                                                     -----------
 Beverages (1.0%):
      500 Adolph Coors Co., Class B...............................        25,090
    1,200 Coca-Cola Co. ..........................................        54,000
    1,200 PepsiCo, Inc. ..........................................        53,040
                                                                     -----------
                                                                         132,130
                                                                     -----------
 Biotechnology (0.6%):
      400 Cepheid, Inc.*..........................................         1,204
      720 Genentech, Inc.*........................................        39,672
      320 IDEC Pharmaceuticals Corp.*.............................        21,661
      900 Immunex Corp.*..........................................        15,975
                                                                     -----------
                                                                          78,512
                                                                     -----------
 Building Materials (0.2%):
    1,200 Masco Corp. ............................................        29,952
                                                                     -----------
 Chemicals (0.3%):
      800 Praxair, Inc. ..........................................        37,600
                                                                     -----------
 Computers (2.0%):
      440 Brocade Communications
           Systems, Inc.*.........................................        19,356
    3,200 Cisco Systems, Inc.*....................................        58,240
      700 EMC Corp.*..............................................        20,335
      300 Extreme Networks, Inc.*.................................         8,850
      240 Inktomi Corp.*..........................................         2,302
    1,800 Microsoft Corp.*........................................       131,399
    2,200 Sun Microsystems, Inc.*.................................        34,584
                                                                     -----------
                                                                         275,066
                                                                     -----------
 Electric Utilities (0.3%):
    1,000 Duke Energy Corp. ......................................        39,010
                                                                     -----------

                                                                       Market
  Shares                                                                Value
  ------                                                             -----------

 Common Stocks, continued
 Electronics (1.9%):
    1,200 Applied Materials, Inc.*................................   $    58,920
      340 Broadcom Corp., Class A*................................        14,538
    2,400 Intel Corp. ............................................        70,200
      600 Micron Technology, Inc.*................................        24,660
      300 Novellus Systems, Inc.*.................................        17,037
    1,040 Photon Dynamics, Inc.*..................................        28,080
      240 PMC-Sierra, Inc.*.......................................         7,457
    1,200 Texas Instruments, Inc. ................................        37,800
                                                                     -----------
                                                                         258,692
                                                                     -----------
 Food (0.0%):
       40 Kraft Foods, Inc., Class A*.............................         1,240
                                                                     -----------
 Health Care (0.2%):
      500 Medtronic, Inc. ........................................        23,005
                                                                     -----------
 Household (0.2%):
      600 Estee Lauder Companies, Inc., Class A...................        25,860
                                                                     -----------
 Insurance (0.7%):
      500 Allstate Corp. .........................................        21,995
      880 American International Group, Inc. .....................        75,680
                                                                     -----------
                                                                          97,675
                                                                     -----------
 Manufacturing (1.7%):
    3,200 General Electric Co. ...................................       156,000
      400 Honeywell International, Inc. ..........................        13,996
    1,200 Tyco International, Ltd. ...............................        65,400
                                                                     -----------
                                                                         235,396
                                                                     -----------
 Media (0.7%):
    1,200 AOL Time Warner, Inc.*..................................        63,600
      500 Gannett Company, Inc. ..................................        32,950
                                                                     -----------
                                                                          96,550
                                                                     -----------
 Metals/Mining (0.4%):
      800 Alcoa, Inc. ............................................        31,520
    1,000 Newmont Mining Corp. ...................................        18,610
                                                                     -----------
                                                                          50,130
                                                                     -----------
 Oil/Gas (1.1%):
      600 Chevron Corp. ..........................................        54,300
      800 Exxon Mobil Corp. ......................................        69,880
      300 Schlumberger, Ltd. .....................................        15,795
      920 Stolt Offshore SA, ADR*.................................        11,270
                                                                     -----------
                                                                         151,245
                                                                     -----------
 Paper/Forest Products (0.2%):
    1,200 Mead Corp...............................................        32,568
                                                                     -----------
 Pharmaceuticals (1.8%):
      800 Abbott Laboratories.....................................        38,408
      600 Eli Lilly & Co..........................................        44,400
    2,400 Pfizer, Inc.............................................        96,120

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)

 Shares or
 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Common Stocks, continued
 Pharmaceuticals, continued
    1,000  Pharmacia Corp. .......................................   $    45,950
      500  Schering-Plough Corp. .................................        18,120
                                                                     -----------
                                                                         242,998
                                                                     -----------
 Retail/Wholesale (2.1%):
      760  Costco Wholesale Corp.*................................        31,221
      500  Federated Department Stores, Inc.*.....................        21,250
    1,400  Gap, Inc. .............................................        40,600
    1,500  Home Depot, Inc. ......................................        69,825
      900  Target Corp. ..........................................        31,140
    1,800  Wal-Mart Stores, Inc. .................................        87,840
                                                                     -----------
                                                                         281,876
                                                                     -----------
 Services (1.1%):
      360  Automatic Data Processing, Inc. .......................        17,892
      600  ChoicePoint, Inc.*.....................................        25,230
      600  Electronic Data Systems Corp. .........................        37,500
      600  Fluor Corp. ...........................................        27,090
      400  Omnicom Group, Inc. ...................................        34,400
                                                                     -----------
                                                                         142,112
                                                                     -----------
 Telecommunications (1.6%):
    2,000  ADC Telecommunications, Inc.*..........................        13,200
      680  Intermedia Communications, Inc.*.......................        10,132
      900  Nextel Communications, Inc.
            Class A*..............................................        15,750
    1,600  Nokia Corp., ADR.......................................        35,264
      600  Qualcomm, Inc.*........................................        35,088
      800  Qwest Communications
            International, Inc. ..................................        25,496
    1,200  Verizon Communications, Inc. ..........................        64,200
    3,060  Winstar Communications, Inc.*..........................           428
    1,600  WorldCom Group*........................................        22,720
                                                                     -----------
                                                                         222,278
                                                                     -----------
 Tobacco (0.5%):
    1,200  Philip Morris Companies, Inc. .........................        60,900
                                                                     -----------
  Total Common Stocks                                                  3,214,793
                                                                     -----------
 Corporate Bonds (39.4%):
 Banking/Financial Services (15.1%):
 $250,000  Associates Corp., 5.80%, 04/20/04......................       252,591
  250,000  Bank of America Corp.
            6.625%, 06/15/04......................................       257,759
  200,000  Chase Manhattan Corp.
            6.375%, 04/01/08......................................       197,575
  250,000  Household Finance Corp.
            6.50%, 11/15/08.......................................       245,059
  250,000  Japan Bank, 7.125%, 06/20/05...........................       261,378
  250,000  KFW International Finance
            7.125%, 02/15/05......................................       264,281


 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 Corporate Bonds, continued
 Banking/Financial Services, continued
 $250,000  Morgan Stanley Dean Witter & Co. 8.00%, 06/15/10......   $   268,694
   61,984  Washington Mutual, Inc.
            4.379%, 06/25/24 (b).................................        62,188
  225,000  Wells Fargo Financial, Inc.
            5.45%, 05/03/04......................................       225,553
                                                                    -----------
                                                                      2,035,078
                                                                    -----------
 Beverages (1.9%):
  250,000  Diageo Capital plc
            6.625%, 06/24/04.....................................       258,262
                                                                    -----------
 Electric Utilities (5.9%):
  250,000  Dominion Resources, Inc.
            8.125%, 06/15/10.....................................       269,247
  250,000  FPL Group Capital, Inc.
            7.625%, 09/15/06.....................................       264,797
  250,000  Indiana Michigan Power Co.
            6.875%, 07/01/04.....................................       257,223
                                                                    -----------
                                                                        791,267
                                                                    -----------
 Insurance (1.9%):
  250,000  Hartford Life, Inc., 6.90%, 06/15/04..................       259,050
                                                                    -----------
 Oil/Gas (1.8%):
  250,000  Conoco, Inc., 6.35%, 04/15/09.........................       247,448
                                                                    -----------
 Paper/Forest Products (2.0%):
  250,000  International Paper Co.
            8.125%, 07/08/05.....................................       264,665
                                                                    -----------
 Pharmaceuticals (0.9%):
  125,000  American Home Products Corp. 6.25%, 03/15/06..........       125,320
                                                                    -----------
 Retail/Wholesale (2.0%):
  250,000  Wal-Mart Stores, Inc.
            7.50%, 05/15/04......................................       265,950
                                                                    -----------
 Services (0.7%):
  100,000  Ecolab, Inc., 6.875%, 02/01/11........................        97,497
                                                                    -----------
 Telecommunications (5.3%):
  250,000  AT&T Corp., 5.625%, 03/15/04..........................       249,223
  200,000  Cox Communications, Inc.
            7.50%, 08/15/04......................................       208,335
  250,000  Qwest Communications International Inc., 6.625%,
            09/15/05.............................................       251,264
                                                                    -----------
                                                                        708,822
                                                                    -----------
 Transportation (1.9%):
  250,000  CSX Corp., 7.00%, 09/15/02............................       255,342
                                                                    -----------
  Total Corporate Bonds                                               5,308,701
                                                                    -----------

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Asset Backed Securities (5.1%):
 $250,000  Citibank Credit Card Master Trust I
            6.10%, 05/15/08.......................................   $   252,285
  250,000  Discover Card Master Trust
            6.20%, 05/16/06.......................................       256,301
  180,000  Fleet Credit Card Master Trust
            6.00%, 11/15/05.......................................       183,757
                                                                     -----------
  Total Asset Backed Securities                                          692,343
                                                                     -----------
 Foreign Government Bond (2.0%):
  250,000  Ontario (Province of)
            7.625%, 06/22/04......................................       266,935
                                                                     -----------
  Total Foreign Government Bond                                          266,935
                                                                     -----------
 Mortgage Backed Securities (7.9%):
 Federal National Mortgage Association (7.9%):
  540,000  Pool #32767, 6.50%, 07/01/31...........................       531,225
  542,931  Pool #504173, 6.50%, 10/01/29..........................       535,811
                                                                     -----------
  Total Mortgage Backed Securities                                     1,067,036
                                                                     -----------
 U.S. Government Sponsored Enterprises (8.9%):
 Federal Home Loan Bank (5.9%):
  800,000  zero coupon, 07/06/01..................................       799,669
                                                                     -----------
 Federal Home Loan Mortgage Corporation (3.0%):
  150,000  zero coupon, 07/24/01..................................       149,658
  250,000  5.00%, 01/15/04........................................       250,319
                                                                     -----------
                                                                         399,977
                                                                     -----------
  Total U.S. Government Sponsored Enterprises                          1,199,646
                                                                     -----------

 Shares or
 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 U.S. Treasury Obligations (12.2%):
 U.S. Treasury Bonds (2.4%):
 $150,000  7.25%, 05/15/16.......................................   $   170,686
   75,000  7.50%, 11/15/16.......................................        87,323
   50,000  8.75%, 05/15/20.......................................        66,073
                                                                    -----------
                                                                        324,082
                                                                    -----------
 U.S. Treasury Inflation Indexed Obligations (3.6%):
   50,231  3.375%, 01/15/07......................................        50,844
  372,202  3.625%, 01/15/08......................................       380,576
   48,415  3.875%, 04/15/29......................................        51,834
                                                                    -----------
                                                                        483,254
                                                                    -----------
 U.S. Treasury Notes (6.2%):
  200,000  5.75%, 11/15/05.......................................       205,962
  460,000  4.625%, 05/15/06......................................       453,676
  130,000  6.25%, 02/15/07.......................................       137,078
   43,000  5.00%, 02/15/11.......................................        41,723
                                                                    -----------
                                                                        838,439
                                                                    -----------
  Total U.S. Treasury Obligations                                     1,645,775
                                                                    -----------
 Money Market Mutual Fund (4.1%):
  556,151  Valiant Sweep Account.................................       556,151
                                                                    -----------
  Total Money Market Mutual Fund                                        556,151
                                                                    -----------
  Total Investments
   (Cost $14,165,812) (a)--103.5%                                    13,951,380
  Liabilities in excess of other assets--(3.5)%                        (472,185)
                                                                    -----------
  Total Net Assets--100.0%                                          $13,479,195
                                                                    ===========

--------
Percentages indicated are based on net assets of $13,479,195.
*  Non-income producing security.
ADR--American Depository Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation... $ 463,767
   Unrealized depreciation...  (678,199)
                              ---------
   Net unrealized
    depreciation............. $(214,432)
                              =========

(b)  Floating rate note.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Fixed Income Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Corporate Bonds (54.0%):
 Aerospace/Defense (2.2%):
 $400,000  Raytheon Co., 6.40%, 12/15/18..........................   $   339,274
                                                                     -----------
 Banking/Financial Services (18.9%):
  400,000  Associates Corp., 5.80%, 04/20/04......................       404,145
  250,000  Bank of America Corp. 6.625%, 06/15/04.................       257,759
  400,000  Household Finance Corp. 6.50%, 11/15/08................       392,094
  200,000  Inter-American Development Bank 6.75%, 07/15/27........       203,324
  250,000  Keycorp Capital III, 7.75%, 07/15/29...................       239,424
  250,000  KFW International Finance 7.125%, 02/15/05.............       264,281
  400,000  Merrill Lynch & Co. 6.50%, 07/15/18....................       378,071
  250,000  Morgan Stanley Dean Witter & Co. 7.75%, 06/15/05.......       266,270
  250,000  PSE&G Transition Funding LLC 5.98%, 06/15/08...........       251,279
   61,984  Washington Mutual, Inc. 4.379%, 06/25/24 (b)...........        62,188
  250,000  Wells Fargo Financial, Inc. 5.45%, 05/03/04............       250,615
                                                                     -----------
                                                                       2,969,450
                                                                     -----------
 Beverages (1.6%):
  250,000  Diageo Capital plc, 6.625%, 06/24/04...................       258,262
                                                                     -----------
 Electric Utilities (3.4%):
  250,000  Dominion Resources, Inc. 8.125%, 06/15/10..............       269,247
  250,000  Indiana Michigan Power Co. 6.875%, 07/01/04............       257,223
                                                                     -----------
                                                                         526,470
                                                                     -----------
 Insurance (4.4%):
  250,000  Allstate Corp., 7.20%, 12/01/09........................       259,732
  400,000  St. Paul Companies, Inc. 7.875%, 04/15/05..............       425,153
                                                                     -----------
                                                                         684,885
                                                                     -----------
 Manufacturing (1.5%):
  250,000  Honeywell International, Inc. 6.625%, 06/15/28.........       233,982
                                                                     -----------
 Oil/Gas (6.2%):
  250,000  Conoco, Inc., 6.35%, 04/15/09..........................       247,448
  250,000  Repsol International Finance 7.45%, 07/15/05...........       261,931
  250,000  Southern Union Co. 7.60%, 02/01/24.....................       236,355
  250,000  Williams Companies, Inc. 7.50%, 01/15/31...............       234,331
                                                                     -----------
                                                                         980,065
                                                                     -----------

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Corporate Bonds, continued
 Paper/Forest Products (2.3%):
 $400,000  Weyerhaeuser Co., 6.95%, 10/01/27......................   $   360,437
                                                                     -----------
 Pharmaceuticals (1.6%):
  250,000  American Home Products Corp. 6.25%, 03/15/06...........       250,640
                                                                     -----------
 Retail/Wholesale (1.7%):
  250,000  Wal-Mart Stores, Inc. 7.50%, 05/15/04..................       265,950
                                                                     -----------
 Telecommunications (6.0%):
  250,000  AT&T Corp., 5.625%, 03/15/04...........................       249,223
  200,000  Cox Communications, Inc. 7.50%, 08/15/04...............       208,335
  250,000  Deutsche Telekom AG 7.75%, 06/15/05....................       261,356
  250,000  US West Capital Funding, Inc. 6.875%, 07/15/28.........       220,106
                                                                     -----------
                                                                         939,020
                                                                     -----------
 Transportation (1.6%):
  250,000  CSX Corp., 7.00%, 09/15/02.............................       255,342
                                                                     -----------
 Travel/Entertainment (2.6%):
  400,000  Walt Disney Co., 6.75%, 03/30/06.......................       413,881
                                                                     -----------
  Total Corporate Bonds                                                8,477,658
                                                                     -----------
 Asset Backed Securities (3.1%):
  250,000  Chemical Master Credit Card Trust I 5.98%, 09/15/08....       252,474
  240,000  Discover Card Master Trust I 6.05%, 08/18/08...........       241,727
                                                                     -----------
  Total Asset Backed Securities                                          494,201
                                                                     -----------
 Foreign Government Bond (1.7%):
  250,000  Ontario (Province of) 7.625%, 06/22/04.................       266,935
                                                                     -----------
  Total Foreign Government Bond                                          266,935
                                                                     -----------
 Mortgage Backed Securities (16.4%):
 Federal Government Loan Mortgage Corporation (1.9%):
  300,000  Pool #22929, 6.50%, 07/01/31...........................       295,406
                                                                     -----------
 Federal National Mortgage Association (14.5%):
  950,000  Pool #32767, 6.50%, 07/01/31...........................       934,563
  331,365  Pool #503222, 6.50%, 06/01/29..........................       327,019
  467,379  Pool #504173, 6.50%, 10/01/29..........................       461,250
  565,465  Pool #517110, 6.50%, 11/01/29..........................       558,049
                                                                     -----------
                                                                       2,280,881
                                                                     -----------
  Total Mortgage Backed Securities                                     2,576,287
                                                                     -----------

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Fixed Income Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 U.S. Government Sponsored Enterprise (1.6%):
 Federal Home Loan Mortgage Corporation (1.6%):
 $250,000  5.00%, 01/15/04........................................   $   250,319
                                                                     -----------
  Total U.S. Government Sponsored Enterprise                             250,319
                                                                     -----------
 U.S. Treasury Obligations (28.4%):
 U.S. Treasury Bonds (12.7%):
  200,000  9.25%, 02/15/16........................................       266,959
  405,000  7.25%, 05/15/16........................................       460,852
  550,000  8.75%, 05/15/20........................................       726,798
   75,000  6.125%, 08/15/29.......................................        77,783
  425,000  6.25%, 05/15/30........................................       450,699
                                                                     -----------
                                                                       1,983,091
                                                                     -----------
 U.S. Treasury Inflation Indexed Obligations (5.2%):
  619,694  3.375%, 01/15/07.......................................       627,247
  131,382  3.625%, 01/15/08.......................................       134,338
   53,796  3.875%, 04/15/29.......................................        57,595
                                                                     -----------
                                                                         819,180
                                                                     -----------


 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 U.S. Treasury Obligations, continued
 U.S. Treasury Notes (10.5%):
 $200,000  5.25%, 08/15/03.......................................   $   203,590
  625,000  4.625%, 05/15/06......................................       616,407
  550,000  6.125%, 08/15/07......................................       577,448
  250,000  5.50%, 05/15/09.......................................       252,197
                                                                    -----------
                                                                      1,649,642
                                                                    -----------
  Total U.S. Treasury Obligations                                     4,451,913
                                                                    -----------
 Money Market Mutual Fund (1.8%):
  280,373  Valiant Sweep Account.................................       280,373
                                                                    -----------
  Total Money Market Mutual Fund                                        280,373
                                                                    -----------
  Total Investments
   (Cost $16,497,877) (a)--107.0%                                    16,797,686
  Liabilities in excess of other assets--(7.0)%                      (1,097,210)
                                                                    -----------
  Total Net Assets--100.0%                                          $15,700,476
                                                                    ===========

--------
Percentages indicated are based on net assets of $15,700,476.
(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation.....  $388,592
   Unrealized depreciation.....   (88,783)
                                 --------
   Net unrealized appreciation.  $299,809
                                 ========

(b)  Floating rate note.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Money Market Fund

                       Schedule of Portfolio Investments
                           June 30, 2001 (Unaudited)

 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 Commercial Paper (96.3%):
 Automobiles (1.4%):
 $  500,000 Volkswagen of America 3.87%, 07/18/01................   $   499,086
                                                                    -----------
 Banking/Financial Services (35.2%):
    750,000 Abbey National North America 3.95%, 08/03/01.........       747,284
  1,000,000 Caterpillar Financial Services Corp. 3.88%, 07/16/01.       998,383
    500,000 Ciesco LP, 3.87%, 07/18/01...........................       499,086
  1,000,000 Diageo Capital plc 3.93%, 07/06/01...................       999,454
    650,000 Exxon Imperial, Inc. 3.97%, 07/13/01.................       649,140
  1,000,000 Ford Motor Credit Co. 3.92%, 08/16/01................       994,991
    500,000 General Motors Acceptance Corp. 3.82%, 08/23/01......       497,188
    750,000 General Motors Acceptance Corp. 3.53%, 09/13/01......       744,558
    600,000 Goldman Sachs Group, Inc. 4.56%, 07/10/01............       599,316
    650,000 Household Finance Corp. 3.94%, 07/12/01..............       649,217
    500,000 MetLife Funding, Inc. 3.89%, 08/17/01................       497,461
    600,000 PACCAR Financial Corp. 4.60%, 07/12/01...............       599,157
  1,000,000 Preferred Receivables Funding 3.65%, 08/06/01........       996,350
  1,000,000 Southern Company Funding Corp. 4.00%, 07/03/01.......       999,779
    600,000 UBS Finance LLC
             3.65%, 08/10/01.....................................       597,567
    850,000 Unilever Capital Corp. 3.60%, 07/19/01...............       848,470
    900,000 Verizon Network Funding 3.94%, 07/24/01..............       897,735
                                                                    -----------
                                                                     12,815,136
                                                                    -----------
 Beverages (4.7%):
    700,000 Anheuser-Busch Companies, Inc. 3.83%, 08/23/01.......       696,053
  1,000,000 Coca-Cola Enterprises, Inc. 3.80%, 08/21/01..........       994,617
                                                                    -----------
                                                                      1,690,670
                                                                    -----------
 Chemicals (5.9%):
  1,000,000 E. I. du Pont de Nemours and Co. 3.77%, 08/10/01.....       995,811
    600,000 Henkel Corp., 4.20%, 07/18/01........................       598,810
    550,000 Henkel Corp., 4.22%, 07/24/01........................       548,517
                                                                    -----------
                                                                      2,143,138
                                                                    -----------

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Commercial Paper, continued
 Diversified (3.3%):
 $1,200,000 Minnesota Mining & Manufacturing Co., 3.63%, 08/14/01.   $ 1,194,676
                                                                     -----------
 Food (2.1%):
    750,000 Hershey Foods Corp. 3.68%, 07/23/01...................       748,313
                                                                     -----------
 Household (1.6%):
    600,000 Gillette Co., 3.95%, 08/17/01.........................       596,906
                                                                     -----------
 Insurance (4.8%):
    800,000 Hartford Financial Services Group Inc., 3.90%,
             07/20/01.............................................       798,353
    950,000 St. Paul Companies, Inc. 3.65%, 07/23/01..............       947,881
                                                                     -----------
                                                                       1,746,234
                                                                     -----------
 Manufacturing (7.3%):
    500,000 General Electric Co. 3.63%, 08/22/01..................       497,378
    450,000 General Electric Co. 3.80%, 09/05/01..................       446,865
    900,000 Michelin North America, Inc. 3.95%, 07/30/01..........       897,136
    800,000 Snap-On, Inc., 3.71%, 07/31/01........................       797,527
                                                                     -----------
                                                                       2,638,906
                                                                     -----------
 Media (9.1%):
  1,000,000 Dow Jones & Company, Inc. 3.84%, 08/30/01.............       993,600
    500,000 Gannett Company, Inc. 3.88%, 07/08/01.................       499,784
    700,000 McGraw-Hill Companies, Inc. 4.12%, 08/27/01...........       695,434
  1,100,000 Washington Post Co. 3.77%, 08/01/01...................     1,096,429
                                                                     -----------
                                                                       3,285,247
                                                                     -----------
 Oil/Gas (5.5%):
  1,000,000 Equitable Resources, Inc. 3.95%, 07/02/01.............       999,891
  1,000,000 Texaco, Inc., 3.58%, 08/21/01.........................       994,928
                                                                     -----------
                                                                       1,994,819
                                                                     -----------
 Pharmaceuticals (4.5%):
  1,000,000 Glaxo Wellcome plc 3.91%, 08/20/01....................       994,570
    650,000 Pfizer, Inc., 3.91%, 07/02/01.........................       649,929
                                                                     -----------
                                                                       1,644,499
                                                                     -----------
 Retail/Wholesale (2.8%):
  1,000,000 NIKE, Inc., 3.88%, 07/25/01...........................       997,413
                                                                     -----------

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Money Market Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2001 (Unaudited)



 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Commercial Paper, continued
 Telecommunications (2.5%):
 $  900,000 SBC Communications, Inc. 3.93%, 07/17/01...............  $   898,428
                                                                     -----------
 Transportation (2.8%):
  1,000,000 Matson Navigation Company, Inc. 3.77%, 07/26/01........      997,382
                                                                     -----------
 Travel/Entertainment (2.8%):
  1,000,000 Walt Disney Co., 3.85%, 07/18/01.......................      998,182
                                                                     -----------
  Total Commercial Paper............................................  34,889,035
                                                                     -----------


 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Corporate Bond (1.9%):
 Banking/Financial Services (1.9%):
 $  700,000 Commercial Credit Co. 8.25%, 11/01/01.................   $   704,302
                                                                     -----------
  Total Corporate Bond.............................................      704,302
                                                                     -----------
 Money Market Mutual Fund (2.1%):
    754,430 Valiant Sweep Account.................................       754,430
                                                                     -----------
  Total Money Market Mutual Fund                                         754,430
                                                                     -----------
  Total Investments
   (Cost $36,347,767) (a)--100.3%                                     36,347,767
  Liabilities in excess of other assets--(0.3)%                         (94,018)
                                                                     -----------
  Total Net Assets--100.0%                                           $36,253,749
                                                                     ===========

--------
Percentages indicated are based on net assets of $36,253,749.
(a) Also represents cost for federal tax purposes.
              See accompanying notes to the financial statements.

                      [This Page Intentionally Left Blank]

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Assets and Liabilities
June 30, 2001 (Unaudited)


                              Aggressive  Strategic      Global      Capital
                                Growth      Growth    Opportunities   Growth      Growth
                                 Fund        Fund         Fund         Fund        Fund
                              ----------  ----------  ------------- ----------  -----------
ASSETS
Investments, at value.......  $1,132,715  $1,997,318   $ 7,356,537  $3,307,436  $ 9,786,070
Investments, at cost........   1,123,678   2,049,126     8,683,567   3,324,194   11,251,075
Cash........................       1,299       1,644           --          888          --
Foreign currency, at value
 (cost $0, $0, $2,655, $0,
 $0, $0, $0, $0, $0, $0,
 $0)........................         --          --          2,656         --           --
Dividends and interest
 receivable.................         191         527         6,777         254        8,235
Receivable for investments
 sold.......................      57,465         --            --       91,356       61,063
Receivable from Investment
 Advisor....................         --          --          3,562         --         6,852
Reclaim receivable..........         --          --          4,059         --           --
Prepaid expenses and other
 assets.....................      14,756      14,075           --       13,887          --
                              ----------  ----------   -----------  ----------  -----------
 Total Assets...............   1,206,426   2,013,564     7,373,591   3,413,821    9,862,220
                              ----------  ----------   -----------  ----------  -----------
LIABILITIES
Dividends payable...........         --          --          7,578         --        28,024
Payable for securities
 purchased..................     106,622      21,858           --       83,995        4,273
Investment Advisory fees
 payable....................         469         321           --          976          --
Distribution fees payable...         216         365         1,530         623        2,055
Other accrued liabilities...         --          --         20,044         --        13,663
                              ----------  ----------   -----------  ----------  -----------
 Total Liabilities..........     107,307      22,544        29,152      85,594       48,015
                              ----------  ----------   -----------  ----------  -----------
NET ASSETS..................  $1,099,119  $1,991,020   $ 7,344,439  $3,328,227  $ 9,814,205
                              ==========  ==========   ===========  ==========  ===========
Shares of beneficial
 interest outstanding
 (unlimited shares
 authorized)................     117,398     206,231     1,025,477     336,058    1,200,524
Net Asset Value, offering
 price and redemption price
 per share..................  $     9.36  $     9.65   $      7.16  $     9.90  $      8.17
                              ----------  ----------   -----------  ----------  -----------
NET ASSETS CONSIST OF
Capital.....................  $1,169,075  $2,060,176   $10,191,893  $3,406,554  $12,087,087
Accumulated undistributed
 net investment
 income/(loss)..............        (907)        956        (9,719)     (2,009)        (190)
Accumulated net realized
 gain/(loss) on investments
 and foreign currency.......     (78,086)    (18,304)   (1,510,521)    (59,560)    (807,687)
Net unrealized
 appreciation/(depreciation)
 on investments and foreign
 currency...................       9,037     (51,808)   (1,327,214)    (16,758)  (1,465,005)
                              ----------  ----------   -----------  ----------  -----------
TOTAL NET ASSETS............  $1,099,119  $1,991,020   $ 7,344,439  $3,328,227  $ 9,814,205
                              ==========  ==========   ===========  ==========  ===========

              See accompanying notes to the financial statements.

                          Growth
 American                  and      Diversified     Fixed       Money
  Growth     Comstock     Income      Assets       Income      Market
   Fund        Fund        Fund        Fund         Fund        Fund
----------  ----------  ----------  -----------  ----------- -----------
$3,189,514  $3,942,627  $6,611,275  $13,951,380  $16,797,686 $36,347,767
 3,285,846   3,995,979   6,645,757   14,165,812   16,497,877  36,347,767
     7,331         773       1,229          --           --          --
       --          --          --           --           --          --
       913       3,950       5,239      110,898      224,501      11,993
       --        9,266      28,303          --           --          --
       --          --          --         5,861        7,534       1,915
       --          --          --           --           --          --
    13,729      13,791      12,481          --           --          --
----------  ----------  ----------  -----------  ----------- -----------
 3,211,487   3,970,407   6,658,527   14,068,139   17,029,721  36,361,675
----------  ----------  ----------  -----------  ----------- -----------
       --          --       11,818       39,410       68,677      91,708
   168,381     201,599     179,951      534,506    1,241,057         --
       417       1,049         966          --           --          --
       536         681       1,172        2,747        3,229       7,101
       --          --          --        12,281       16,282       9,117
----------  ----------  ----------  -----------  ----------- -----------
   169,334     203,329     193,907      588,944    1,329,245     107,926
----------  ----------  ----------  -----------  ----------- -----------
$3,042,153  $3,767,078  $6,464,620  $13,479,195  $15,700,476 $36,253,749
==========  ==========  ==========  ===========  =========== ===========
   312,385     374,187     639,079    1,382,209    1,526,757  36,253,886
$     9.74  $    10.07  $    10.12  $      9.75  $     10.28 $      1.00
----------  ----------  ----------  -----------  ----------- -----------
$3,145,191  $3,807,564  $6,506,558  $13,858,199  $15,307,969 $36,253,886
       783       6,801        (284)       2,761        4,971         --
    (7,489)      6,065      (7,172)    (167,333)      87,727        (137)
   (96,332)    (53,352)    (34,482)    (214,432)     299,809         --
----------  ----------  ----------  -----------  ----------- -----------
$3,042,153  $3,767,078  $6,464,620  $13,479,195  $15,700,476 $36,253,749
==========  ==========  ==========  ===========  =========== ===========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Operations
For the Period Ended June 30, 2001 (Unaudited)


                            Aggressive Strategic     Global     Capital
                              Growth    Growth    Opportunities  Growth
                             Fund (a)  Fund (a)       Fund      Fund (a)  Growth Fund
                            ---------- ---------  ------------- --------  -----------
Investment Income:
Dividends (Net of foreign
 withholding tax of $1,
 $0, $6,038, $0, $24, $0,
 $12, $0, $8, $0,$0)......   $    681  $  1,052    $    60,490  $    729  $    48,143
Interest..................        561     2,724          5,095     2,375       25,666
                             --------  --------    -----------  --------  -----------
  Total Investment Income.      1,242     3,776         65,585     3,104       73,809
                             --------  --------    -----------  --------  -----------
Expenses:
Investment Advisory fees..      1,547     2,427         36,677     3,594       38,333
Administration fees.......        851     1,256         36,626     1,891       35,077
Distribution fees.........        430       639          9,652     1,057       12,778
Custodian fees............        123       181          8,703       273        4,213
Fund Accounting fees......         69        46          3,778       144        1,979
Legal fees................         67       121          3,020       240        5,667
Audit fees................         21        53          2,984       138        5,568
Trustees' fees............         21        51          6,395       132        8,118
Other expenses............         97       151          6,920       262        8,760
                             --------  --------    -----------  --------  -----------
  Total expenses before
   waivers/reimbursements.      3,226     4,925        114,755     7,731      120,493
  Less expenses
   waived/reimbursed......     (1,077)   (2,105)       (56,459)   (2,618)     (74,494)
                             --------  --------    -----------  --------  -----------
  Total Net Expenses......      2,149     2,820         58,296     5,113       45,999
                             --------  --------    -----------  --------  -----------
Net Investment
 Income/(Loss)............       (907)      956          7,289    (2,009)      27,810
                             --------  --------    -----------  --------  -----------
Net realized gain/(loss)
 on investments and
 foreign currency.........    (78,086)  (18,304)      (816,508)  (59,560)    (727,930)
Net change in unrealized
 appreciation/depreciation
 on investments and
 foreign currency.........      9,037   (51,808)      (551,159)  (16,758)    (822,025)
                             --------  --------    -----------  --------  -----------
Net realized and
 unrealized gain/(loss) on
 investments and foreign
 currency.................    (69,049)  (70,112)    (1,367,667)  (76,318)  (1,549,955)
                             --------  --------    -----------  --------  -----------
Net increase/(decrease) in
 net assets resulting from
 operations...............   $(69,956) $(69,156)   $(1,360,378) $(78,327) $(1,522,145)
                             ========  ========    ===========  ========  ===========

--------
(a)  From commencement of operations on May 1, 2001 to June 30, 2001.
              See accompanying notes to the financial statements.

                              Growth
 American                      and                          Fixed         Money
  Growth       Comstock       Income       Diversified      Income        Market
 Fund (a)      Fund (a)      Fund (a)      Assets Fund       Fund          Fund
 ---------     --------      --------      -----------     --------      --------
 $   1,716     $  9,379      $ 15,265       $  21,903      $ 11,075      $ 21,206
     2,812        2,929         4,540         302,789       463,259       687,516
 ---------     --------      --------       ---------      --------      --------
     4,528       12,308        19,805         324,692       474,334       708,722
 ---------     --------      --------       ---------      --------      --------
     2,880        3,528         5,773          35,488        36,292        48,620
     1,593        2,010         2,950          32,668        32,148        25,727
       847        1,138         1,862          16,131        18,146        34,729
       230          290           425           3,949         2,454         3,038
        62          141           166           4,040         3,118           420
       187          271           575           7,611         8,342        16,113
       101          163           415           7,740         8,926        16,465
        97          156           399           9,890        11,220        17,960
       211          289           512           9,572        10,024        14,314
 ---------     --------      --------       ---------      --------      --------
     6,208        7,986        13,077         127,089       130,670       177,386
    (2,463)      (2,479)       (4,806)        (62,565)      (76,232)      (52,364)
 ---------     --------      --------       ---------      --------      --------
     3,745        5,507         8,271          64,524        54,438       125,022
 ---------     --------      --------       ---------      --------      --------
       783        6,801        11,534         260,168       419,896       583,700
 ---------     --------      --------       ---------      --------      --------
    (7,489)       6,065        (7,172)       (164,785)       46,034           --
   (96,332)     (53,352)      (34,482)       (247,858)       (6,000)          --
 ---------     --------      --------       ---------      --------      --------
  (103,821)     (47,287)      (41,654)       (412,643)       40,034           --
 ---------     --------      --------       ---------      --------      --------
 $(103,038)    $(40,486)     $(30,120)      $(152,475)     $459,930      $583,700
 =========     ========      ========       =========      ========      ========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

                                                                              Global                     Capital
                            Aggressive Growth Strategic Growth             Opportunities                 Growth
                                  Fund              Fund                       Fund                       Fund
                            ----------------- ----------------- ----------------------------------- -----------------
                              Period Ended      Period Ended    Period Ended      Period Ended        Period Ended
                            June 30, 2001 (a) June 30, 2001 (a) June 30, 2001 December 31, 2000 (b) June 30, 2001 (a)
                            ----------------- ----------------- ------------- --------------------- -----------------
                               (Unaudited)       (Unaudited)     (Unaudited)                           (Unaudited)
Operations:
 Net investment income/
  (loss)..................     $     (907)       $      956      $     7,289       $   (15,214)        $   (2,009)
 Net realized gain/(loss)
  on investments and
  foreign currency........        (78,086)          (18,304)        (816,508)         (718,783)           (59,560)
 Net change in unrealized
  appreciation/depreciation
  on investments and
  foreign currency........          9,037           (51,808)        (551,159)         (776,055)           (16,758)
                               ----------        ----------      -----------       -----------         ----------
 Net increase/(decrease)
  in net assets resulting
  from operations.........        (69,956)          (69,156)      (1,360,378)       (1,510,052)           (78,327)
                               ----------        ----------      -----------       -----------         ----------
Distributions to
 Shareholders From:
 Net investment income....            --                --            (7,578)              --                 --
 In excess of net
  investment income.......            --                --               --                --                 --
 Net realized gain on
  investments.............            --                --               --                --                 --
 In excess of net realized
  gain on investments.....            --                --               --                --                 --
                               ----------        ----------      -----------       -----------         ----------
  Net decrease in net
   assets resulting from
   distributions..........            --                --            (7,578)              --                 --
                               ----------        ----------      -----------       -----------         ----------
Shares of Beneficial
 Interest:
 Proceeds from shares
  issued..................      1,169,075         2,060,290          146,106        10,107,886          3,429,833
 Proceeds from dividends
  reinvested..............            --                --               --                --                 --
 Cost of shares redeemed..            --               (114)         (27,320)           (4,225)           (23,279)
                               ----------        ----------      -----------       -----------         ----------
  Net increase in net
   assets from shares of
   beneficial interest....      1,169,075         2,060,176          118,786        10,103,661          3,406,554
                               ----------        ----------      -----------       -----------         ----------
 Total increase in net
  assets..................      1,099,119         1,991,020       (1,249,170)        8,593,609          3,328,227
Net Assets:
 Beginning of period......            --                --         8,593,609               --                 --
                               ----------        ----------      -----------       -----------         ----------
 End of period............     $1,099,119        $1,991,020      $ 7,344,439       $ 8,593,609         $3,328,227
                               ==========        ==========      ===========       ===========         ==========

--------
(a)  From commencement of operations on May 1, 2001 to June 30, 2001.
(b)  From commencement of operations on February 1, 2000 to December 31, 2000.
              See accompanying notes to the financial statements.

                                                                          Growth
                                     American                               and                  Diversified
            Growth                    Growth           Comstock           Income                   Assets
             Fund                      Fund              Fund              Fund                     Fund
-------------------------------- ----------------- ----------------- ----------------- -------------------------------
Period Ended      Year Ended       Period Ended      Period Ended      Period Ended    Period Ended     Year Ended
June 30, 2001  December 31, 2000 June 30, 2001 (a) June 30, 2001 (a) June 30, 2001 (a) June 30, 2001 December 31, 2000
-------------  ----------------- ----------------- ----------------- ----------------- ------------- -----------------
 (Unaudited)                        (Unaudited)       (Unaudited)       (Unaudited)     (Unaudited)
 $    27,810      $    28,115       $      783        $    6,801        $   11,534      $   260,168     $   513,501
    (727,930)         165,894           (7,489)            6,065            (7,172)        (164,785)         73,917
    (822,025)      (1,477,526)         (96,332)          (53,352)          (34,482)        (247,858)       (143,470)
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
  (1,522,145)      (1,283,517)        (103,038)          (40,486)          (30,120)        (152,475)        443,948
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
     (28,024)         (28,091)             --                --            (11,818)        (257,407)       (513,501)
         --               --               --                --                --               --           (1,236)
         --          (193,739)             --                --                --               --         (129,789)
         --           (79,757)             --                --                --               --           (2,548)
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
     (28,024)        (301,587)             --                --            (11,818)        (257,407)       (647,074)
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
     404,029        2,161,517        3,145,191         4,257,485         6,603,109          972,661       2,646,496
         --           301,559              --                --                --           218,051         646,833
    (259,603)        (871,586)             --           (449,921)          (96,551)        (237,583)       (525,016)
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
     144,426        1,591,490        3,145,191         3,807,564         6,506,558          953,129       2,768,313
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
  (1,405,743)           6,386        3,042,153         3,767,078         6,464,620          543,247       2,565,187
  11,219,948       11,213,562              --                --                --        12,935,948      10,370,761
 -----------      -----------       ----------        ----------        ----------      -----------     -----------
 $ 9,814,205      $11,219,948       $3,042,153        $3,767,078        $6,464,620      $13,479,195     $12,935,948
 ===========      ===========       ==========        ==========        ==========      ===========     ===========

              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

                                        Fixed                            Money
                                       Income                           Market
                                        Fund                             Fund
                            ------------------------------ ----------------------------------
                              Period                         Period
                            Ended June      Year Ended     Ended June       Period Ended
                             30, 2001    December 31, 2000  30, 2001    December 31, 2000 (a)
                            -----------  ----------------- -----------  ---------------------
                            (Unaudited)                    (Unaudited)
Operations:
 Net investment
  income/(loss)...........  $   419,896     $   695,500    $   583,700       $   741,528
 Net realized gain/(loss)
  on investments..........       46,034          99,989            --               (137)
 Net change in unrealized
  appreciation/depreciation
  on investments..........       (6,000)        507,149            --                --
                            -----------     -----------    -----------       -----------
 Net increase/(decrease)
  in net assets resulting
  from operations.........      459,930       1,302,638        583,700           741,391
                            -----------     -----------    -----------       -----------
Distributions to
 Shareholders From:
 Net investment income....     (414,925)       (695,500)      (583,700)         (741,528)
 In excess of net
  investment income.......          --           (1,791)           --                --
                            -----------     -----------    -----------       -----------
  Net decrease in net
   assets resulting from
   distributions..........     (414,925)       (697,291)      (583,700)         (741,528)
                            -----------     -----------    -----------       -----------
Shares of Beneficial
 Interest:
 Proceeds from shares
  issued..................    3,370,555       9,864,917     17,193,323        30,238,457
 Proceeds from dividends
  reinvested..............      346,266         697,042        599,214           634,361
 Cost of shares redeemed..     (796,552)     (8,340,301)    (3,797,027)       (8,614,442)
                            -----------     -----------    -----------       -----------
  Net increase in net
   assets from shares of
   beneficial interest....    2,920,269       2,221,658     13,995,510        22,258,376
                            -----------     -----------    -----------       -----------
Total increase in net
 assets...................    2,965,274       2,827,005     13,995,510        22,258,239
Net Assets:
 Beginning of period......   12,735,202       9,908,197     22,258,239               --
                            -----------     -----------    -----------       -----------
 End of period............  $15,700,476     $12,735,202    $36,253,749       $22,258,239
                            ===========     ===========    ===========       ===========

--------
(a) From commencement of operations on February 1, 2000 to December 31, 2000.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

1. Organization

 The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of eleven series, the Aggressive Growth Fund, the Strategic Growth Fund, the Global Opportunities Fund, the Capital Growth Fund, the Growth Fund, the American Growth Fund, the Comstock Fund, the Growth and Income Fund, the Diversified Assets Fund, the Fixed Income Fund and the Money Market Fund (collectively, the "Funds" and individually, a "Fund"). The Global Opportunities Fund and the Money Market Fund became active on February 1, 2000. The Aggressive Growth Fund, the Strategic Growth Fund, the Capital Growth Fund, the American Growth Fund, the Comstock Fund and the Growth and Income Fund became active on May 1, 2001. The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. Significant Accounting Policies

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

 Security Valuation

 Investments of the Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

 Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

 Security Transactions and Related Investment Income

 Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

 Dividends and Distributions

 Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

 Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 Recent Accounting Pronouncements

 In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           June 30, 2001 (Unaudited)

 statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Funds currently do amortize premiums or accrete discounts in all cases.

3. Management, Administration, Fund Accounting Agreements

 Allianz of America, Inc. (the "Adviser" or "AZOA") provides investment advisory and management services for the following funds: Global Opportunities Fund, Growth Fund, Diversified Assets Fund, Fixed Income Fund and Money Market Fund ("AZOA Funds"). USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the following Funds: Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund and Growth and Income Fund. The Manager has retained independent money management organizations (the "Specialist Managers") to make investment decisions on behalf of the Funds. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Specialist Manager for the Comstock and Growth and Income Funds. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Investment Advisory Corp. ("VKIAC") and the Trust, VKIAC provides investment advisory services as the Specialist Manager for the Aggressive Growth and Capital Growth Funds. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Fred Alger Management, Inc. ("Alger") and the Trust, Alger provides investment advisory services as the Specialist Manager for the Strategic Growth and American Growth Funds. Each Specialist Manager provides investment advisory services for their respective Funds subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Adviser and Manager are entitled to a fee, computed daily and paid monthly, based on the respective average daily net assets of each Fund. For their services, each Specialist Manager is entitled to a fee, payable by the Manager. The Adviser has voluntarily agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. The Manager has contractually agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. For the period ended June 30, 2001, the annual rate of the Adviser and the Manager and the annual expense limits were as follows:

                                                                      Annual
  Fund                                                 Annual Rate Expense Limit
  ----                                                 ----------- -------------
  Aggressive Growth Fund..............................     0.90 %        1.25%
  Strategic Growth Fund...............................     0.95 %        1.10%
  Global Opportunities Fund...........................     0.95 %        1.51%
  Capital Growth Fund.................................     0.85 %        1.20%
  Growth Fund.........................................     0.75 %        0.90%
  American Growth Fund................................     0.85 %        1.10%
  Comstock Fund.......................................     0.775%        1.20%
  Growth and Income Fund..............................     0.775%        1.10%
  Diversified Assets Fund.............................     0.55 %        1.00%
  Fixed Income Fund...................................     0.50 %        0.75%
  Money Market Fund...................................     0.35 %        0.90%

 For the period ended June 30, 2001, the amount of such waivers and reimbursements were as follows:

  Fund                                                   Waiver    Reimbursement
  ----                                                 ----------- -------------
  Aggressive Growth Fund..............................   $ 1,077      $   --
  Strategic Growth Fund...............................     2,105          --
  Global Opportunities Fund...........................    36,677       19,782
  Capital Growth Fund.................................     2,618          --
  Growth Fund.........................................    38,333       36,161
  American Growth Fund................................     2,463          --
  Comstock Fund.......................................     2,479          --
  Growth and Income Fund..............................     4,806          --
  Diversified Assets Fund.............................    35,488       27,077
  Fixed Income Fund...................................    36,292       39,940
  Money Market Fund...................................    48,620        3,744

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           June 30, 2001 (Unaudited)


 BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred. The amounts of such payments for the period ended June 30, 2001 were as follows:

  Fund                                                                    Fee
  ----                                                                  -------
  Aggressive Growth Fund............................................... $   851
  Strategic Growth Fund................................................   1,255
  Global Opportunities Fund............................................  36,626
  Capital Growth Fund..................................................   1,891
  Growth Fund..........................................................  35,077
  American Growth Fund.................................................   1,593
  Comstock Fund........................................................   2,010
  Growth and Income Fund...............................................   2,950
  Diversified Assets Fund..............................................  32,668
  Fixed Income Fund....................................................  32,148
  Money Market Fund....................................................  25,727

 The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, each Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The amounts of such payments for the period ended June 30, 2001 were as follows:

  Fund                                                                    Fee
  ----                                                                  -------
  Aggressive Growth Fund............................................... $   430
  Strategic Growth Fund................................................     639
  Global Opportunities Fund............................................   9,652
  Capital Growth Fund..................................................   1,057
  Growth Fund..........................................................  12,778
  American Growth Fund.................................................     847
  Comstock Fund........................................................   1,138
  Growth and Income Fund...............................................   1,862
  Diversified Assets Fund..............................................  16,131
  Fixed Income Fund....................................................  18,146
  Money Market Fund....................................................  34,729

4. Federal Income Taxes

 It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           June 30, 2001 (Unaudited)

5. Security Purchases and Sales

 For the period ended June 30, 2001, purchases and sales of securities (excluding short-term securities) were as follows:

  Fund                                                    Purchases    Sales
  ----                                                   ----------- ----------
  Aggressive Growth Fund................................ $ 1,660,845 $  526,066
  Strategic Growth Fund.................................   1,806,894     57,668
  Global Opportunities Fund.............................   2,834,669  3,301,967
  Capital Growth Fund...................................   4,607,362  1,423,585
  Growth Fund...........................................   3,385,729  4,442,113
  American Growth Fund..................................   2,881,458    101,816
  Comstock Fund.........................................   3,679,550    174,583
  Growth and Income Fund................................   6,614,498    447,516
  Diversified Assets Fund...............................   7,449,127  6,709,818
  Fixed Income Fund.....................................  11,560,604  7,913,191

6. Trustee Fees

 The unaffiliated Trustees of the Trust each receive a $2,000 meeting fee for each meeting of the Trustees of the Trust attended and receive reimbursement of out-of-pocket expenses incurred in connection with attendance at such meetings.

7. Sales and Redemptions of Shares

 Transactions in shares of beneficial interest were as follows:

                                        Period Ended June 30, 2001
                            ----------------------------------------------------
                            Aggressive Strategic    Global     Capital
                              Growth    Growth   Opportunities  Growth   Growth
                             Fund (a)  Fund (a)      Fund      Fund (a)   Fund
                            ---------- --------- ------------- --------  -------
  Shares sold..............  117,398    206,243     18,939     338,383    45,897
  Shares redeemed..........      --         (12)    (4,028)     (2,325)  (28,987)
                             -------    -------     ------     -------   -------
  Net increase.............  117,398    206,231     14,911     336,058    16,910
                             -------    -------     ------     -------   -------

                                           Period Ended June 30, 2001
                            ------------------------------------------------------------
                                                Growth
                            American             and                  Fixed     Money
                             Growth  Comstock   Income   Diversified Income     Market
                            Fund (a) Fund (a)  Fund (a)  Assets Fund  Fund       Fund
                            -------- --------  --------  ----------- -------  ----------
  Shares sold.............  312,385  418,033   648,663      98,693   325,098  17,193,323
  Issued upon reinvestment
   of distributions.......      --       --        --       22,043    33,463     599,214
  Shares redeemed.........      --   (43,846)   (9,584)    (24,130)  (76,897) (3,797,027)
                            -------  -------   -------     -------   -------  ----------
  Net increase............  312,385  374,187   639,079      96,606   281,664  13,995,510
                            -------  -------   -------     -------   -------  ----------

                                         Year Ended December 31, 2000
                            --------------------------------------------------------
                                        Global                   Fixed      Money
                            Growth   Opportunities Diversified  Income      Market
                             Fund      Fund (b)    Assets Fund   Fund      Fund (b)
                            -------  ------------- ----------- ---------  ----------
  Shares sold.............  199,754    1,011,004     254,501   1,009,682  30,238,457
  Issued upon reinvestment
   of distributions.......   30,955          --       68,316      70,503     634,361
  Shares redeemed.........  (80,922)        (438)    (50,898)   (851,914) (8,614,442)
                            -------    ---------     -------   ---------  ----------
  Net increase............  149,787    1,010,566     271,919     228,271  22,258,376
                            -------    ---------     -------   ---------  ----------

 --------
 (a) From commencement of operations on May 1, 2001 to June 30, 2001.
 (b) From commencement of operations on February 1, 2000 to December 31,
     2000.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                                               Aggressive Growth
                                                                     Fund
                                                               -----------------
                                                                 Period Ended
                                                               June 30, 2001 (a)
                                                               -----------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period..........................      $10.00
                                                                    ------
Income from Investment Operations:
 Net investment loss..........................................       (0.01)
 Net realized and unrealized loss on investments..............       (0.63)
                                                                    ------
  Total from Investment Operations............................       (0.64)
                                                                    ------
Net Asset Value, End of Period................................      $ 9.36
                                                                    ======
Total Return..................................................       (6.40%)*
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)...............................      $1,099
Net investment loss before waivers/reimbursements.............       (1.10%)**
Net investment loss net of waivers/reimbursements.............       (0.47%)**
Expenses before waivers/reimbursements........................        1.88%**
Expenses net of waivers/reimbursements........................        1.25%**
Portfolio turnover............................................       53.14%

--------
(a)  From commencement of operations on May 1, 2001 to June 30, 2001.
 *  Total return for periods less than one year is not annualized.
**  Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                                               Strategic Growth
                                                                     Fund
                                                               -----------------
                                                                 Period Ended
                                                               June 30, 2001 (a)
                                                               -----------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period..........................      $10.00
                                                                    ------
Income from Investment Operations:
 Net investment income........................................        0.01
 Net realized and unrealized loss on investments..............       (0.36)
                                                                    ------
  Total from Investment Operations............................       (0.35)
                                                                    ------
Net Asset Value, End of Period................................      $ 9.65
                                                                    ======
Total Return..................................................       (3.50%)*
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)...............................      $1,991
Net investment loss before waivers/reimbursements.............       (0.39%)**
Net investment income net of waivers/reimbursements...........        0.43%**
Expenses before waivers/reimbursements........................        1.92%**
Expenses net of waivers/reimbursements........................        1.10%**
Portfolio turnover............................................        3.88%

--------
(a) From commencement of operations on May 1, 2001 to June 30, 2001.
 * Total return for periods less than one year is not annualized.
** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                                Global Opportunities Fund
                                            -----------------------------------
                                            Period Ended
                                              June 30,        Period Ended
                                                2001      December 31, 2000 (a)
                                            ------------  ---------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.......    $ 8.50            $10.00
                                               ------            ------
 Net investment income/(loss)..............      0.01             (0.02)
 Net realized and unrealized loss on
  investments and foreign currency.........     (1.34)            (1.48)
                                               ------            ------
  Total from Investment Operations.........     (1.33)            (1.50)
                                               ------            ------
Distributions to shareholders from:
 Net investment income.....................     (0.01)              --
                                               ------            ------
  Total Distributions to Shareholders......     (0.01)              --
                                               ------            ------
Net Asset Value, End of Period.............    $ 7.16            $ 8.50
                                               ======            ======
Total Return...............................    (15.68%)*         (15.00%)*
Ratios to Average Net Assets/Supplemental
 Data:
Net Assets, end of period (000)............    $7,344            $8,594
Net investment loss before
 waivers/reimbursements....................     (1.27%)**         (1.28%)**
Net investment income/(loss) net of
 waivers/reimbursements....................      0.19%**          (0.17%)**
Expenses before waivers/reimbursements.....      2.97%**           2.62%**
Expenses net of waivers/reimbursements.....      1.51%**           1.51%**
Portfolio turnover.........................     38.67%            99.83%

--------
(a) From commencement of operations on February 1, 2000 to December 31, 2000.
 * Total return for periods less than one year is not annualized.
** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                                                    Capital
                                                                    Growth
                                                                     Fund
                                                               -----------------
                                                                 Period Ended
                                                               June 30, 2001 (a)
                                                               -----------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period..........................      $10.00
                                                                    ------
Income from Investment Operations:
 Net investment loss..........................................       (0.01)
 Net realized and unrealized loss on investments..............       (0.09)
                                                                    ------
  Total from Investment Operations............................       (0.10)
                                                                    ------
Net Asset Value, End of Period................................      $ 9.90
                                                                    ======
Total Return..................................................       (1.00%)*
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)...............................      $3,328
Net investment loss before waivers/reimbursements.............       (1.02%)**
Net investment loss net of waivers/reimbursements.............       (0.41%)**
Expenses before waivers/reimbursements........................        1.81%**
Expenses net of waivers/reimbursements........................        1.20%**
Portfolio turnover............................................       51.58%

--------
(a) From commencement of operations on May 1, 2001 to June 30, 2001.
 * Total return for periods less than one year is not annualized.
** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                               Growth Fund
                          -------------------------------------------------------
                          Period Ended       Year Ended         Period Ended
                          June 30, 2001   December 31, 2000 December 31, 1999 (a)
                          -------------   ----------------- ---------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $ 9.48            $ 10.85             $ 10.00
                             ------            -------             -------
Income from Investment
 Operations:
 Net investment income..       0.03               0.02                 --
 Net realized and
  unrealized gain/(loss)
  on investments........      (1.32)             (1.13)               0.85
                             ------            -------             -------
  Total from Investment
   Operations...........      (1.29)             (1.11)               0.85
                             ------            -------             -------
Distributions to
 shareholders from:
 Net investment income..      (0.02)             (0.02)                -- *
 Net realized gains.....        --               (0.17)                --
 In excess of net
  realized gains........        --               (0.07)                --
                             ------            -------             -------
  Total Distributions to
   Shareholders.........      (0.02)             (0.26)                --
                             ------            -------             -------
Net Asset Value, End of
 Period.................     $ 8.17            $  9.48             $ 10.85
                             ======            =======             =======
Total Return............     (13.47%)**         (10.28%)              8.52%**
Ratios to Average Net
 Assets/Supplemental
 Data:
Net Assets, end of
 period (000)...........     $9,814            $11,220             $11,214
Net investment loss
 before
 waivers/reimbursements.      (0.74%)***         (0.86%)             (2.89%)***
Net investment income
 net of
 waivers/reimbursements.       0.72%***           0.22%               0.12%***
Expenses before
 waivers/reimbursements.       2.36%***           1.99%               3.90%***
Expenses net of
 waivers/reimbursements.       0.90%***           0.90%               0.90%***
Portfolio turnover......      37.04%             58.91%               5.27%

--------
 (a) From commencement of operations on November 9, 1999 to December 31, 1999.
  * Distributions from net investment income were less than one cent per share. ** Total return for periods less than one year is not annualized.
*** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                                                American Growth
                                                                     Fund
                                                               -----------------
                                                                 Period Ended
                                                               June 30, 2001 (a)
                                                               -----------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period..........................      $10.00
                                                                    ------
Income from Investment Operations:
 Net realized and unrealized loss on investments..............       (0.26)
                                                                    ------
  Total from Investment Operations............................       (0.26)
                                                                    ------
Net Asset Value, End of Period................................      $ 9.74
                                                                    ======
Total Return..................................................       (2.60%)*
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)...............................      $3,042
Net investment loss before waivers/reimbursements.............       (0.49%)**
Net investment income net of waivers/reimbursements...........        0.23%**
Expenses before waivers/reimbursements........................        1.82%**
Expenses net of waivers/reimbursements........................        1.10%**
Portfolio turnover............................................        4.64%

--------
(a)  From commencement of operations on May 1, 2001 to June 30, 2001.
 *  Total return for periods less than one year is not annualized.
**  Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                             Financial Highlights

                                                                  Comstock
                                                                    Fund
                                                              -----------------
                                                                Period Ended
                                                              June 30, 2001 (a)
                                                              -----------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period.........................      $10.00
                                                                   ------
Income from Investment Operations:
 Net investment income.......................................        0.02
 Net realized and unrealized gain on investments and foreign
  currency...................................................        0.05*
                                                                   ------
  Total from Investment Operations...........................        0.07
                                                                   ------
Net Asset Value, End of Period...............................      $10.07
                                                                   ======
Total Return.................................................        0.70%**
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)..............................      $3,767
Net investment income before waivers/reimbursements..........        0.94%***
Net investment income net of waivers/reimbursements..........        1.48%***
Expenses before waivers/reimbursements.......................        1.74%***
Expenses net of waivers/reimbursements.......................        1.20%***
Portfolio turnover...........................................        5.58%

--------
 (a) From commencement of operations on May 1, 2001 to June 30, 2001.
  * The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
 ** Total return for periods less than one year is not annualized.
*** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                             Financial Highlights

                                                                    Growth
                                                                      and
                                                                    Income
                                                                     Fund
                                                               -----------------
                                                                 Period Ended
                                                               June 30, 2001 (a)
                                                               -----------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period..........................      $10.00
                                                                    ------
Income from Investment Operations:
 Net investment income........................................        0.02
 Net realized and unrealized gain on investments..............        0.12*
                                                                    ------
  Total from Investment Operations............................        0.14
                                                                    ------
Distributions to shareholders from:
 Net investment income........................................       (0.02)
                                                                    ------
  Total Distributions to Shareholders.........................       (0.02)
                                                                    ------
Net Asset Value, End of Period................................      $10.12
                                                                    ======
Total Return..................................................        1.38%**
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)...............................      $6,465
Net investment income before waivers/reimbursements...........        0.89%***
Net investment income net of waivers/reimbursements...........        1.53%***
Expenses before waivers/reimbursements........................        1.74%***
Expenses net of waivers/reimbursements........................        1.10%***
Portfolio turnover............................................        8.70%

--------
 (a) From commencement of operations on May 1, 2001 to June 30, 2001.
  * The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
 ** Total return for periods less than one year is not annualized.
*** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                          Diversified Assets Fund
                           -----------------------------------------------------
                           Period Ended     Year Ended         Period Ended
                           June 30, 2001 December 31, 2000 December 31, 1999 (a)
                           ------------- ----------------- ---------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period.....     $ 10.06         $ 10.23             $ 10.00
                              -------         -------             -------
Income from Investment
 Operations:
 Net investment income...        0.20            0.42                0.05
 Net realized and
  unrealized gain/(loss)
  on investments.........       (0.31)          (0.06)               0.23
                              -------         -------             -------
  Total from Investment
   Operations............       (0.11)           0.36                0.28
                              -------         -------             -------
Distributions to
 shareholders from:
 Net investment income...       (0.20)          (0.42)              (0.05)
 Net realized gains......         --            (0.11)                --
                              -------         -------             -------
  Total Distributions to
   Shareholders..........       (0.20)          (0.53)              (0.05)
                              -------         -------             -------
Net Asset Value, End of
 Period..................     $  9.75         $ 10.06             $ 10.23
                              =======         =======             =======
Total Return.............       (1.15%)*         3.51%               2.81%*
Ratios to Average Net
 Assets/Supplemental
 Data:
Net Assets, end of period
 (000)...................     $13,479         $12,936             $10,371
Net investment income
 before
 waivers/reimbursements..        3.06%**         3.39%               0.75%**
Net investment income net
 of
 waivers/reimbursements..        4.03%**         4.17%               3.56%**
Expenses before
 waivers/reimbursements..        1.97%**         1.79%               3.80%**
Expenses net of
 waivers/reimbursements..        1.00%**         1.00%               1.00%**
Portfolio turnover.......       55.83%          72.26%              52.17%

--------
(a) From commencement of operations on November 9, 1999 to December 31, 1999.
 * Total return for periods less than one year is not annualized.
** Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                             Fixed Income Fund
                           -----------------------------------------------------
                           Period Ended     Year Ended         Period Ended
                           June 30, 2001 December 31, 2000 December 31, 1999 (a)
                           ------------- ----------------- ---------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period.....     $ 10.23         $  9.74             $10.00
                              -------         -------             ------
Income from Investment
 Operations:
 Net investment income...        0.29            0.61               0.08
 Net realized and
  unrealized gain/(loss)
  on investments.........        0.05            0.49              (0.26)
                              -------         -------             ------
  Total from Investment
   Operations............        0.34            1.10              (0.18)
                              -------         -------             ------
Distributions to
 shareholders from:
 Net investment income...       (0.29)          (0.61)             (0.08)
                              -------         -------             ------
  Total Distributions to
   Shareholders..........       (0.29)          (0.61)             (0.08)
                              -------         -------             ------
Net Asset Value, End of
 Period..................     $ 10.28         $ 10.23             $ 9.74
                              =======         =======             ======
Total Return.............        3.34%*         11.71%             (1.79%)*
Ratios to Average Net
 Assets/Supplemental
 Data:
Net Assets, end of period
 (000)...................     $15,700         $12,735             $9,908
Net investment income
 before
 waivers/reimbursements..        4.73%**         5.16%              2.69%**
Net investment income net
 of
 waivers/reimbursements..        5.78%**         6.17%              5.71%**
Expenses before
 waivers/reimbursements..        1.80%**         1.76%              3.77%**
Expenses net of
 waivers/reimbursements..        0.75%**         0.75%              0.75%**
Portfolio turnover.......       53.87%         120.64%             55.81%

--------
(a)  From commencement of operations on November 9, 1999 to December 31, 1999.
 *  Total return for periods less than one year is not annualized.
**  Annualized.
              See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights

                                                     Money Market Fund
                                             -----------------------------------
                                             Period Ended
                                               June 30,        Period Ended
                                                 2001      December 31, 2000 (a)
                                             ------------  ---------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period........   $ 1.000            $ 1.000
                                               -------            -------
Income from Investment Operations:
 Net investment income......................     0.021              0.051
                                               -------            -------
  Total from Investment Operations..........     0.021              0.051
                                               -------            -------
Distributions to shareholders from:
 Net investment income......................    (0.021)            (0.051)
                                               -------            -------
  Total Distributions to Shareholders.......    (0.021)            (0.051)
                                               -------            -------
Net Asset Value, End of Period..............   $ 1.000            $ 1.000
                                               =======            =======
Total Return................................      2.16%*             5.21%*
Ratios to Average Net Assets/Supplemental
 Data:
Net Assets, end of period (000).............   $36,254            $22,258
Net investment income before
 waivers/reimbursements.....................      3.82%**            5.01%**
Net investment income net of
 waivers/reimbursements.....................      4.20%**            5.62%**
Expenses before waivers/reimbursements......      1.28%**            1.51%**
Expenses net of waivers/reimbursements......      0.90%**            0.90%**

--------
(a) From commencement of operations on February 1, 2000 to December 31, 2000.
 * Total return for periods less than one year is not annualized.
** Annualized.
              See accompanying notes to the financial statements.

[LOGO OF USALLIANZ FUNDS]

The USAllianz VIP Funds are distributed
by BISYS Fund Services. These funds are
not FDIC insured.                                              ANNRPT1200   8/01